    As filed with the Securities and Exchange Commission on December 20, 2002

                                                               File No. 811-8630
                                                       Registration No. 33-81712
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                -------------

                                  FORM N-1A

            REGITRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [x]

                          Pre-Effective Amendment No.                   [ ]

                        Post-Effective Amendment No. 13                 [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

                        Post-Effective Amendment No. 13                 [x]

                            ------------------------
                       *MUTUAL FUND VARIABLE ANNUITY TRUST
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                522 Fifth Avenue

                            New York, New York 10036
                           -------------------------
              (Address of Principal Executive Office)  (Zip Code)
      Registrant's Telephone Number, including Area Code:  (800) 908-4782

Copy to:
Judy R. Bartlett, Esq.                       John E. Baumgardner, Jr., Esq.
c/o J.P. Morgan Fund Distributors, Inc.      Sullivan & Cromwell
522 Fifth Avenue                             125 Broad Street
New York, New York 10036                     New York, New York 10004

--------------------------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:


         [ ]     Immediately upon filing pursuant to        [X]     on (December 27, 2002) pursuant to
                 paragraph (b)                                      paragraph (b)
         [ ]     60 days after filing pursuant to           [ ]     on (             ) pursuant to
                 paragraph (a)(1)                                   paragraph (a)(1)
         [ ]     75 days after filing pursuant to           [ ]     on (          ) pursuant to
                 paragraph (a)(2)                                   paragraph (a)(2) rule 485.


If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       PROSPECTUS DECEMBER 27, 2002


       INTERNATIONAL EQUITY
       PORTFOLIO: TOTAL RETURN




       CAPITAL GROWTH PORTFOLIO:
       CAPITAL GROWTH




       GROWTH AND INCOME
       PORTFOLIO: INCOME AND
       CAPITAL GROWTH




       ASSET ALLOCATION PORTFOLIO:
       TOTAL RETURN




       U.S. GOVERNMENT INCOME
       PORTFOLIO: INCOME




       MONEY MARKET PORTFOLIO:
       INCOME

                           MUTUAL FUND
                           VARIABLE ANNUITY TRUST

                                                       THE SECURITIES AND
                                                       EXCHANGE COMMISSION HAS
                                                       NOT APPROVED OR
                                                       DISAPPROVED OF THESE
                                                       SECURITIES OR DETERMINED
                                                       IF THIS PROSPECTUS IS
                                                       TRUTHFUL OR COMPLETE. ANY
                                                       REPRESENTATION TO THE
                                                       CONTRARY IS A CRIMINAL
                                                       OFFENSE.


                           [JPMORGAN FUNDS LOGO]

       INTERNATIONAL EQUITY PORTFOLIO

       THE PORTFOLIO'S
       OBJECTIVE




       THE PORTFOLIO SEEKS
       TOTAL RETURN FROM
       LONG-TERM CAPITAL
       GROWTH AND INCOME.
       TOTAL RETURN CONSISTS
       OF CAPITAL GROWTH AND
       CURRENT INCOME.

                           INFORMATION ABOUT THE PORTFOLIOS

                           THE PORTFOLIO'S MAIN INVESTMENT STRATEGY


                           Under normal circumstances, the Portfolio will invest at least 80% of the value of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Portfolio invests in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts or unsponsored depositary receipts.


                           The Portfolio's adviser seeks to identify those countries and industries where political and economic factors, including currency changes, are likely to produce above-average growth rates. Then the adviser tries to identify companies within those countries and industries that are poised to take advantage of those political and economic conditions.



                           The adviser will seek to select issuers in several countries--at least three other than the U.S. However, the Portfolio may invest a substantial part of its assets in just one country.



                           The Portfolio intends to invest in companies or governments in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, Netherlands, France, Switzerland, Italy and Spain), Scandinavia, Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Portfolio's assets may be invested in companies based in Japan, the United Kingdom, and other countries who are heavily represented in an index called the Morgan Stanley Capital International, Europe, Australasia and Far East Index. However, the Portfolio may also invest in companies or governments in emerging markets.



                           The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The adviser may adjust the Portfolio's exposure to each currency based on its view of the markets and issuers. The adviser will decide how much to invest in the securities of a particular currency or country by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, industry, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Portfolio may purchase securities where the issuer is located in one country but the security is denominated in another.



                           While the Portfolio invests primarily in equity securities, under normal market conditions, it may also invest in investment-grade debt securities, high quality money market instruments and repurchase agreements. Investment grade means a rating of Baa or higher by Moody's Investors Service, Inc. (Moody's), BBB or higher by Standard & Poor's Corporation (S&P), or the equivalent rating by another national rating organization, or unrated securities of comparable quality. No more than 25% of the Portfolio's total assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 25% of the Portfolio's total assets will be invested in debt securities issued by a single foreign government or international organization, such as the World Bank.



                           To temporarily defend its assets, the Portfolio may invest any amount of its assets in high quality money market instruments and repurchase agreements. During unusual market conditions, the Portfolio may invest up to 20% of its total assets in U.S. government debt securities.

       INTERNATIONAL EQUITY PORTFOLIO

                                               FREQUENCY OF TRADING
                                               HOW FREQUENTLY THE
                                               PORTFOLIO BUYS AND SELLS
                                               SECURITIES WILL VARY FROM
                                               YEAR TO YEAR, DEPENDING ON
                                               MARKET CONDITIONS.

Where the capital markets in certain
countries are either less developed or
not easy to access, the Portfolio may
invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain. Derivatives may also be used as a substitute for securities in which the Portfolio can invest.


The Portfolio may change any of these
investment policies (including its
investment objective) without shareholder approval.


The Portfolio is non-diversified as
defined in the Investment Company Act of 1940.

MAIN RISKS OF INVESTING IN THE PORTFOLIO


All variable annuity portfolios carry a
certain amount of risks. You may lose
money on your investment in the
Portfolio. Here are some of the specific risks of investing in the International
Equity Portfolio.


The Portfolio may not achieve its
objective if the adviser's expectations
regarding particular securities or
markets are not met.


The value of shares of the Portfolio will be influenced by market conditions as well as the performance of the companies selected for the Portfolio's investments.



Because the Portfolio invests primarily
in securities of issuers outside the
U.S., an investment in the Portfolio is
riskier than an investment in a U.S.
equity portfolio. Because foreign
securities are usually denominated in
foreign currencies, the value of the
Portfolio's investments may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S.
standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets.



Unsponsored depositary receipts may not
provide as much information about the
underlying issuer and may not carry the
same voting privileges as sponsored
depositary receipts. Unsponsored
depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.



The Portfolio's investments in emerging
markets could lead to more volatility in the value of the Portfolio's shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in emerging markets. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility.
Also, emerging markets may not provide
adequate legal protection for private or foreign investment or private property.



Because the Portfolio may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a portfolio which does not invest in small companies. That is because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

       INTERNATIONAL EQUITY PORTFOLIO



                                               INVESTMENTS IN THE
                                               PORTFOLIO ARE NOT BANK
                                               DEPOSITS OR OBLIGATIONS OF,
                                               OR GUARANTEED OR ENDORSED
                                               BY, ANY BANK AND ARE NOT
                                               INSURED OR GUARANTEED BY
                                               THE FDIC, THE FEDERAL
                                               RESERVE BOARD OR ANY OTHER
                                               GOVERNMENT AGENCY. YOU
                                               COULD LOSE MONEY IF YOU
                                               SELL WHEN THE PORTFOLIO'S
                                               SHARE PRICE IS LOWER THAN
                                               WHEN YOU INVESTED.






The market value of convertible
securities and other debt securities
tends to decline as interest rates
increase. The value of convertible
securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.



The Portfolio's performance will also
depend on the credit quality of its
investments. Securities which are rated
Baa by Moody's or BBB by S&P may have
fewer protective provisions than
higher-rated securities and are generally more risky than higher-rated securities.
The issuer may have trouble making
principal and interest payments when
difficult economic conditions exist.



If the Portfolio invests in closed-end
investment companies, it may incur added expenses such as additional management fees and trading costs.



If the Portfolio invests a substantial
portion of its assets in money market
instruments, repurchase agreements and
debt securities, including situations in which the Portfolio is investing for temporary defensive purposes, it could reduce the Portfolio's potential return.



Repurchase agreements involve some risk
to the Portfolio if the other party does not live up to its obligations under the agreement.


Derivatives may be riskier than other
types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Portfolio's original investment.


If the Portfolio temporarily departs from its investment policies to defend its assets, it may not achieve its investment objective.


Since the Portfolio is non-diversified,
it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio.
This increased concentration in fewer
issuers may result in the Portfolio's
shares being more sensitive to the
economic results of those issuers'
securities.

       INTERNATIONAL EQUITY PORTFOLIO


PORTFOLIO'S PAST PERFORMANCE


This section shows the Portfolio's performance record. The bar chart shows how the performance of the Portfolio has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past year, five years and since inception. It compares that performance to the Morgan Stanley Capital International Europe, Australasia and Far East Index, a broad-based securities market index, and the Lipper International Funds Index, a broad-based index.



The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown. The performance figures in the bar chart and table do not reflect any deduction of separate account charges. If the charges were reflected, the performance figures would have been lower.



                                          YEAR-BY-YEAR RETURNS(*)



Past performance is not necessarily an indication of how the Portfolio will perform in the future.


BAR CHART                    [Amounts in Percents]

1996                                                                              6.96
1997                                                                              1.44
1998                                                                              9.06
1999                                                                             51.69
2000                                                                            -16.71
2001                                                                            -17.63


The total return for the Portfolio from January 1, 2002 to September 30, 2002 was -18.77%.


 BEST QUARTER:                                                            31.91%

                                                               4th quarter, 1999


 WORST QUARTER:                                                          -18.13%


                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

Shows performance over time, for the periods ended December 31, 2001:



                                                                                                         SINCE INCEPTION
                                                           1 YEAR                 5 YEARS                  (03/01/95)
----------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO                            -17.63%                2.86%                  4.39%
----------------------------------------------------------------------------------------------------------------------------
 MSCI EAFE INDEX                                           -21.44%                0.89%                  3.75%
----------------------------------------------------------------------------------------------------------------------------
 LIPPER INTERNATIONAL FUNDS INDEX                          -19.34%                2.76%                  6.30%
----------------------------------------------------------------------------------------------------------------------------


* The Portfolio's fiscal year end is August 31.

       INTERNATIONAL EQUITY PORTFOLIO


EXPENSES



The following table shows the expenses charged for the Portfolio.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)*



------------------------------------------------------------------------
 MANAGEMENT FEES                                           0.80%
------------------------------------------------------------------------
 OTHER EXPENSES                                            3.08%
------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                 3.88%
------------------------------------------------------------------------


* The table is based on expenses incurred in the most recent fiscal year.


Total Annual Portfolio Operating Expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) are not expected to exceed 1.10%. That is because JPMorgan Chase Bank and some of the Portfolio's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMorgan Chase Bank and these other service providers may terminate this arrangement at any time.



EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other Portfolios. The example assumes:



- $10,000 initial investment,



- 5% return each year,


- you reinvest all your dividends, and


- operating expenses are not waived and remain the same as shown above.



The example is for comparison only; the actual returns and your actual costs may be higher or lower.



            NUMBER OF YEARS:                         1 YEAR            3 YEARS            5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------------------
 YOUR COST:
  (WITH OR WITHOUT REDEMPTION)                       $390              $1,184             $1,995             $4,104
------------------------------------------------------------------------------------------------------------------------


The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or qualified plans invested in the portfolios. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

       CAPITAL GROWTH PORTFOLIO

       THE PORTFOLIO'S
       OBJECTIVE



       THE PORTFOLIO SEEKS
       CAPITAL GROWTH OVER
       THE LONG TERM.

                           THE PORTFOLIO'S MAIN INVESTMENT STRATEGY


                           Under normal circumstances, the Portfolio invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $10 billion at the time of purchase. Market capitalization is the total market value of a company's shares.



                           Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


                           The Portfolio's adviser uses an active equity management style focused on investing in mid-sized companies with strong earnings prospects that are increasing their market share. The Portfolio emphasizes companies with strong revenue gains, positive earnings trends, value added or niche products, dependable products or services and/or superior earnings per share compared to other mid-sized companies.


                           In determining whether to sell a stock, the adviser will use the same type of analysis used in buying stocks in order to determine whether the stock is still an attractive investment opportunity.


                           The Portfolio may invest up to 20% of its total assets in foreign securities. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.



                           The Portfolio's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.



                           Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Portfolio may invest any amount of its assets in these instruments. During unusual market conditions, the Portfolio may invest up to 20% of its total assets in U.S. government debt securities.

       CAPITAL GROWTH PORTFOLIO

                                               FREQUENCY OF TRADING
                                               HOW FREQUENTLY THE
                                               PORTFOLIO BUYS AND SELLS
                                               SECURITIES WILL VARY FROM
                                               YEAR TO YEAR, DEPENDING ON
                                               MARKET CONDITIONS.


The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income.

The Portfolio may change any of these
investment policies (including its
investment objective) without shareholder approval.


The Portfolio is non-diversified as
defined in the Investment Company Act of 1940.

MAIN RISKS OF INVESTING IN THE PORTFOLIO


All variable annuity portfolios carry a
certain amount of risks. You may lose
money on your investment in the
Portfolio. Here are some of the specific risks of investing in the Capital Growth
Portfolio.


The Portfolio may not achieve its
objective if the adviser's expectations
regarding particular securities or
markets are not met.


The value of shares of the Portfolio will be influenced by market conditions as well as the performance of the companies selected for the Portfolio's investments.



The Portfolio may not achieve its
objective if the securities which the
adviser believes are undervalued do not
appreciate as much as the adviser
anticipates or if companies which the
adviser believes will experience earnings growth do not grow as expected.



The securities of small or mid-sized
companies may trade less frequently and
in smaller volumes than securities of
larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and may depend on a small management group.



Investments in foreign securities may be riskier than investments in the U.S.
Because foreign securities are usually
denominated in foreign currencies, the
value of the Portfolio's investments may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S.
standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets.


The market value of convertible
securities tends to decline as interest
rates increase and increase as interest
rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.


The value of REITs may depend on the
value of the underlying properties or
underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT may also be affected by the real estate market and by management of the REIT's underlying properties.
REITs may be more volatile or more
illiquid than other types of securities.

       CAPITAL GROWTH PORTFOLIO

                                               INVESTMENTS IN THE
                                               PORTFOLIO ARE NOT BANK
                                               DEPOSITS OR OBLIGATIONS OF,
                                               OR GUARANTEED OR ENDORSED
                                               BY ANY BANK, AND ARE NOT
                                               INSURED OR GUARANTEED BY
                                               THE FDIC, THE FEDERAL
                                               RESERVE BOARD OR ANY OTHER
                                               GOVERNMENT AGENCY. YOU
                                               COULD LOSE MONEY IF YOU
                                               SELL WHEN THE PORTFOLIO'S
                                               SHARE PRICE IS LOWER THAN
                                               WHEN YOU INVESTED.





If the Portfolio invests a substantial
portion of its assets in money market
instruments, repurchase agreements and
U.S. government debt securities,
including where the Portfolio is
investing for temporary defensive
purposes, it could reduce the Portfolio's potential return.



Repurchase agreements involve some risk
to the Portfolio if the other party does not live up to its obligations under the agreement.



Derivatives may be riskier than other
types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Portfolio's original investment.


If the Portfolio temporarily departs from its investment policies to defend its assets, it may not achieve its investment objective.


Since the Portfolio is non-diversified,
it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio.
This increased concentration in fewer
issuers may result in the Portfolio's
shares being more sensitive to the
economic results of those issuers'
securities.

       CAPITAL GROWTH PORTFOLIO


PORTFOLIO'S PAST PERFORMANCE


This section shows the Portfolio's performance record. The bar chart shows how the performance of the Portfolio has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past year, five years and since inception. It compares that performance to the Russell Mid Cap Growth Index, a broad-based securities market index, and the Lipper Mid-Cap Funds Index, a broad-based index.



The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown. The performance figures in the bar chart and table do not reflect any deduction of separate account charges. If the charges were reflected, the performance figures would have been lower.



                                          YEAR-BY-YEAR RETURNS*



Past performance is not necessarily an indication of how the Portfolio will perform in the future.


BAR CHART                    [Amounts in Percents]

1996                                                                             23.32
1997                                                                             20.63
1998                                                                             -1.25
1999                                                                             14.91
2000                                                                             14.44
2001                                                                             -4.25


The total return for the Portfolio from January 1, 2002 to September 30, 2002 was -29.80%.


 BEST QUARTER:                                                            17.37%

                                                               4th quarter, 1998

 WORST QUARTER:                                                          -21.20%

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

Shows performance over time, for the periods ended December 31, 2001:



                                                                                                         SINCE INCEPTION
                                                           1 YEAR                 5 YEARS                  (03/01/95)
----------------------------------------------------------------------------------------------------------------------------
 CAPITAL GROWTH PORTFOLIO                                   -4.25%                  8.45%                13.32%
----------------------------------------------------------------------------------------------------------------------------
 RUSSELL MID CAP GROWTH INDEX                              -20.15%                  9.02%                12.77%
----------------------------------------------------------------------------------------------------------------------------
 LIPPER MID-CAP FUNDS INDEX                                -18.52%                  8.67%                12.76%
----------------------------------------------------------------------------------------------------------------------------


* The Portfolio's fiscal year end is August 31.

       CAPITAL GROWTH PORTFOLIO


EXPENSES



The following table shows the expenses charged for the Portfolio.


ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)*


------------------------------------------------------------------------
 MANAGEMENT FEES                                           0.60%
------------------------------------------------------------------------
 OTHER EXPENSES                                            1.69%
------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                 2.29%
------------------------------------------------------------------------


* The table is based on expenses incurred in the most recent fiscal year.


Total Annual Portfolio Operating Expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) are not expected to exceed 0.90%. That is because JPMorgan Chase Bank and some of the Portfolio's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMorgan Chase Bank and these other service providers may terminate this arrangement at any time.



EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other Portfolios. The example assumes:



- $10,000 initial investment,



- 5% return each year,


- you reinvest all your dividends, and


- operating expenses are not waived and remain the same as shown above.



The example is for comparison only; the actual returns and your actual costs may be higher or lower.



            NUMBER OF YEARS:                         1 YEAR            3 YEARS            5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------------------
 YOUR COST:
  (WITH OR WITHOUT REDEMPTION)                       $232              $715               $1,225             $2,626
------------------------------------------------------------------------------------------------------------------------


The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or qualified plans invested in the portfolios. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

       GROWTH AND INCOME PORTFOLIO

       THE PORTFOLIO'S
       OBJECTIVE



       THE PORTFOLIO SEEKS
       TO PROVIDE CAPITAL
       GROWTH OVER THE LONG
       TERM AND EARN INCOME
       FROM DIVIDENDS.

                           THE PORTFOLIO'S MAIN INVESTMENT STRATEGY


                           Under normal circumstances, the Portfolio invests at least 80% of its total assets in common stocks. The Portfolio's adviser, applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Portfolio will be of companies with market capitalizations equal to those in the Standard & Poor's 500 Index (S&P 500). The adviser will emphasize companies which are leaders within their sectors. The Portfolio will also focus on companies with strong revenue gains and positive earning trends. The Portfolio will also emphasize companies with low price-to-book and price-to-cash flow ratios. The Portfolio will seek to earn income by investing in companies which display level or rising dividends.


                           Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


                           In determining whether to sell a stock, the adviser will use the same type of analysis used in buying stocks in order to determine if the stock is still undervalued. This may include those securities which have appreciated to meet their target values.


                           The Portfolio may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.


                           The Portfolio's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.


                           Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. During unusual market conditions, the Portfolio may invest any amount of its assets in U.S. government securities or investment-grade debt securities.

       GROWTH AND INCOME PORTFOLIO


                                               FREQUENCY OF TRADING
                                               HOW FREQUENTLY THE
                                               PORTFOLIO BUYS AND SELLS
                                               SECURITIES WILL VARY FROM
                                               YEAR TO YEAR, DEPENDING ON
                                               MARKET CONDITIONS.


The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income.

The Portfolio may change any of these
investment policies (including its
investment objective) without shareholder approval.


The Portfolio is non-diversified as
defined in the Investment Company Act of 1940.

MAIN RISKS OF INVESTING IN THE PORTFOLIO


All variable annuity portfolios carry a
certain amount of risk. You may lose
money on your investment in the
Portfolio. Here are some of the specific risks of investing in the Growth and Income Portfolio.


The Portfolio may not achieve its
objective if the adviser's expectations
regarding particular securities or
markets are not met.


The value of shares of the Portfolio will be influenced by market conditions as well as the performance of the companies selected for the Portfolio's investments.



The Portfolio may not achieve its
objectives if the securities which the
adviser believes are undervalued do not
appreciate as much as the adviser
anticipates or if the companies in which it invests do not pay, or pay lower, dividends.



Investments in foreign securities may be riskier than investments in the U.S.
Because foreign securities are usually
denominated in foreign currencies, the
value of the Portfolio's investments may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S.
standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets.



Unsponsored depositary receipts may not
provide as much information about the
underlying issuer and may not carry the
same voting privileges as sponsored
depository receipts. Unsponsored
depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.



The market value of convertible
securities tends to decline as interest
rates increase. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

       GROWTH AND INCOME PORTFOLIO

                                               INVESTMENTS IN THE
                                               PORTFOLIO ARE NOT BANK
                                               DEPOSITS OR OBLIGATIONS OF,
                                               OR GUARANTEED OR ENDORSED
                                               BY ANY BANK, AND ARE NOT
                                               INSURED OR GUARANTEED BY
                                               THE FDIC, THE FEDERAL
                                               RESERVE BOARD OR ANY OTHER
                                               GOVERNMENT AGENCY. YOU
                                               COULD LOSE MONEY IF YOU
                                               SELL WHEN THE PORTFOLIO'S
                                               SHARE PRICE IS LOWER THAN
                                               WHEN YOU INVESTED.





If the Portfolio invests a substantial
portion of its assets in money market
instruments, repurchase agreements and
U.S. government and investment-grade debt securities, including where the Portfolio is investing for temporary defensive purposes, it could reduce the Portfolio's potential return.



Repurchase agreements involve some risk
to the Portfolio if the other party does not live up to its obligations under the agreement.



Derivatives may be riskier than other
types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Portfolio's original investment.


If the Portfolio temporarily departs from its investment policies to defend its assets, it may not achieve its investment objective.


Since the Portfolio is non-diversified,
it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio.
This increased concentration in fewer
issuers may result in the Portfolio's
shares being more sensitive to the
economic results of those issuers'
securities.

       GROWTH AND INCOME PORTFOLIO


PORTFOLIO'S PAST PERFORMANCE


This section shows the Portfolio's performance record. The bar chart shows how the performance of the Portfolio has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past year, five years and since inception. It compares that performance to the S&P 500/BARRA Value Index, a broad-based securities market index, and the Lipper Growth and Income Funds Index, a broad-based index.



The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown. The performance figures in the bar chart and table do not reflect any deduction of separate account charges. If the charges were reflected, the performance figures would have been lower.



                                          YEAR-BY-YEAR RETURNS*



Past performance is not necessarily an indication of how the Portfolio will perform in the future.


BAR CHART                    [Amounts in Percents]

1996                                                                             21.55
1997                                                                             31.61
1998                                                                             10.53
1999                                                                              0.05
2000                                                                              1.15
2001                                                                            -13.52


The total return for the Portfolio from January 1, 2002 to September 30, 2002 was -24.15%.


 BEST QUARTER:                                                            19.46%

                                                               4th quarter, 1998

 WORST QUARTER:                                                          -14.75%

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

Shows performance over time, for the periods ended December 31, 2001:



                                                                                                        SINCE INCEPTION
                                                          1 YEAR                 5 YEARS                  (03/01/95)
---------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME PORTFOLIO                                -13.52%                  4.95%                     9.67%
---------------------------------------------------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX                                -11.71%                  9.50%                    14.12%
---------------------------------------------------------------------------------------------------------------------------
 LIPPER GROWTH AND INCOME FUNDS INDEX                      -7.43%                  8.42%                    12.60%
---------------------------------------------------------------------------------------------------------------------------


* The Portfolio's fiscal year end is August 31.

       GROWTH AND INCOME PORTFOLIO


EXPENSES



The following table shows the expenses charged for the Portfolio.


ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)*


------------------------------------------------------------------------
 MANAGEMENT FEES                                           0.60%
------------------------------------------------------------------------
 OTHER EXPENSES                                            1.35%
------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                 1.95%
------------------------------------------------------------------------


* The table is based on expenses incurred in the most recent fiscal year.


Total Annual Portfolio Operating Expenses (excluding interest, taxes, extraordinary expenses and expenses related to deferred compensation plan) are not expected to exceed 0.90%. That is because JPMorgan Chase Bank and some of the Portfolio's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMorgan Chase Bank and these other service providers may terminate this arrangement at any time.



EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other Portfolios. The example assumes:



- $10,000 initial investment,



- 5% return each year,


- you reinvest all your dividends, and


- operating expenses are not waived and remain the same as shown above.



The example is for comparison only; the actual returns and your actual costs may be higher or lower.



            NUMBER OF YEARS:                         1 YEAR            3 YEARS            5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------------------
 YOUR COST:
  (WITH OR WITHOUT REDEMPTION)                        $198              $612              $1,052             $2,275
------------------------------------------------------------------------------------------------------------------------


The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or qualified plans invested in the portfolios. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

       ASSET ALLOCATION PORTFOLIO

       THE PORTFOLIO'S
       OBJECTIVE



       THE PORTFOLIO SEEKS
       TO MAXIMIZE TOTAL
       RETURN THROUGH
       LONG-TERM CAPITAL
       GROWTH AND EARNING
       CURRENT INCOME.

                           THE PORTFOLIO'S MAIN INVESTMENT STRATEGY


                           The Portfolio seeks a balance of current income and growth by using an active equity management style that focuses on equity securities that it considers most undervalued and an active fixed income management style focused primarily on domestic fixed income securities. Under normal circumstances, the Portfolio seeks growth of capital by typically investing 35% to 70% of its total assets in equity securities and at least 25% of its total assets in investment grade debt securities. Equity securities in which the Portfolio may invest can include common stocks, preferred stocks and securities that are convertible into common stocks, and depositary receipts. The Portfolio invests primarily in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Portfolio's weightings are similar to those of the S&P 500. The Portfolio can moderately underweight or overweight industries when it believes it will benefit performance.


                           Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued. The Portfolio generally considers selling equity securities that appear overvalued.



                           By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index.



                           The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.



                           The Portfolio's adviser may change the balance between equity and fixed income investments to suit market conditions.



                           In selecting equity investments, the adviser employs a three-step process that combines research, valuation and stock selection.


                           The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near term expectations. This approach is designed to provide insight into a company's real growth potential.


                           The research findings allow the adviser to rank the companies in each sector according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


                           The Portfolio buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


                           - catalysts that could trigger a rise in a stock's
                             price,



                           - high potential reward compared to potential risk
                             and



                           - temporary mispricings caused by market
                             overreactions.

       FREQUENCY OF TRADING


       HOW FREQUENTLY THE
       PORTFOLIO BUYS AND
       SELLS SECURITIES WILL
       VARY FROM YEAR TO
       YEAR, DEPENDING ON
       MARKET CONDITIONS.



                           The Portfolio's securities also include
                           non-convertible corporate debt. The Portfolio invests in corporate debt securities that are rated Baa or higher by Moody's, BBB or higher by S&P, or the equivalent rating by another national rating organization. It may also invest in unrated securities of comparable quality. There is no restriction on the maturity of the Portfolio's debt portfolio or on any individual security in the Portfolio. The average maturity, or time until debt investments come due, will vary as market conditions change.



                           The Portfolio seeks current income by normally investing at least 25% of its total assets in investment grade debt securities, U.S. government securities and other fixed income securities including mortgage-backed securities. The Portfolio invests in fixed income securities only if they are rated investment grade or the adviser considers them to be comparable to investment grade.



                           When making investment decisions with respect to the Portfolio's debt securities, the Portfolio's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield-to-maturity. The Portfolio's adviser will adjust the Portfolio's investment in certain types of securities based on its analysis of changing economic conditions and trends. The Portfolio's adviser may sell one security and buy another security of comparable quality and maturity in order to take advantage of what is believed to be short term differences in market rates or yields.



                           In determining whether to sell a debt security, the adviser will use the same type of analysis used in buying debt securities in order to determine whether the debt security is still an attractive investment opportunity.



                           The Portfolio may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations, principal-only and interest-only stripped mortgage-backed securities and REITs.



                           The Portfolio may buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.



                           The Portfolio may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.



                           The Portfolio may also invest in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Portfolio may put any amount of its assets in these types of instruments.



                           The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income.



                           The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.



                           The Portfolio is diversified, as defined in the Investment Company Act of 1940.

MAIN RISKS OF INVESTING IN THE PORTFOLIO


All variable annuity portfolios carry a
certain amount of risk. You may lose
money on your investment in the
Portfolio. Here are some of the specific risks of investing in the Asset
Allocation Portfolio.


The Portfolio may not achieve its
objective if the adviser's expectations
regarding particular securities or
markets are not met.


The value of shares of the Portfolio will be influenced by market conditions as well as the performance of the companies selected for the Portfolio's investments.



The Portfolio may not achieve its
objective if the securities which the
adviser believes are undervalued do not
appreciate as much as the adviser
anticipated.



The securities of mid-capitalization
companies may trade less frequently and
in smaller volumes than securities of
larger, more established companies. As a result, share price changes may be more sudden or more erratic.
Mid-capitalization companies may have
limited product lines, markets or
financial resources, and they may depend on a small management group.



Investments in foreign securities may be riskier than investments in the U.S.
Because foreign securities are usually
denominated in foreign currencies, the
value of the Portfolio's investments may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S.
standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets.



Unsponsored depositary receipts may not
provide as much information about the
underlying issuer and may not carry the
same voting privileges as sponsored
depositary receipts. Unsponsored
depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.



The value of fixed income securities
tends to decline when prevailing interest rates increase. Such a drop could be worse if the Portfolio invests a larger portion of its assets in debt securities with longer maturities because long-term debt securities are more sensitive to interest rate changes than other fixed income securities.

       ASSET ALLOCATION PORTFOLIO


When the Portfolio invests in
mortgage-related securities, the value of the Portfolio could change more often and to a greater degree than if it did not buy mortgage-related securities because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes.
Mortgage-related securities are subject
to scheduled and unscheduled principal
payments as property owners pay down or
prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other securities when interest rates fall.


Collateral mortgage obligations are
issued in multiple classes, and each
class may have its own interest rate
and/or final payment date. A class with
an earlier final payment date may have
certain preferences in receiving
principal payments or earning interest.
As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of non-payment.


The value of interest-only and
principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.



The Portfolio's performance will also
depend on the credit quality of its
investments. Securities which are rated
Baa by Moody's or BBB by S&P may have
fewer protective provisions and are
generally more risky than higher rated
securities. The issuer may have trouble
making principal and interest payments
when difficult economic conditions exist.


Some asset-backed securities may have
additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on
floating and variable rate securities,
the Portfolio's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.


Repurchase agreements involve some risk
to the Portfolio if the other party does not live up to its obligations under the agreement.

                                               INVESTMENTS IN THE
                                               PORTFOLIO ARE NOT BANK
                                               DEPOSITS OR OBLIGATIONS OF,
                                               OR GUARANTEED OR ENDORSED
                                               BY ANY BANK, AND ARE NOT
                                               INSURED OR GUARANTEED BY
                                               THE FDIC, THE FEDERAL
                                               RESERVE BOARD OR ANY OTHER
                                               GOVERNMENT AGENCY. YOU
                                               COULD LOSE MONEY IF YOU
                                               SELL WHEN THE PORTFOLIO'S
                                               SHARE PRICE IS LOWER THAN
                                               WHEN YOU INVESTED.




ASSET ALLOCATION PORTFOLIO


The value of REITs may depend on the
value of the underlying properties or the underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT may also be affected by the real estate market and by management of the REIT's underlying properties.
REITs may be more volatile or more
illiquid than other types of securities.



If the Portfolio invests a substantial
portion of its assets in money market
instruments, repurchase agreements and
U.S. government obligations, including
where the Portfolio is investing for
temporary defensive purposes, it could
reduce the Portfolio's potential return.



Derivatives may be riskier than other
types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Portfolio's investment.
If the Portfolio temporarily departs from its investment policies to defend its assets, it may not achieve its investment objective.

       ASSET ALLOCATION PORTFOLIO

PORTFOLIO'S PAST PERFORMANCE


This section shows the Portfolio's performance record. The bar chart shows how the performance of the Portfolio has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past year, five years and since inception. It compares that performance to the S&P 500 Index, the Lehman Government/Credit Index, a broad-based securities market index, and the Lipper Balanced Funds Index, a broad-based index.



The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown. The performance figures in the bar chart and table do not reflect any deduction of separate account charges. If the charges were reflected, the performance figures would have been lower.



                                          YEAR-BY-YEAR RETURNS*



Past performance is not necessarily an indication of how the Portfolio will perform in the future.

BAR CHART [Amounts in percents]

1996                                                                             14.02
1997                                                                             19.68
1998                                                                              9.26
1999                                                                              0.51
2000                                                                             -3.55
2001                                                                             -4.47


The total return for the Portfolio from January 1, 2002 to September 30, 2002 was -16.27%.


 BEST QUARTER:                                                            11.05%

                                                               4th quarter, 1998

 WORST QUARTER:                                                           -7.77%

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

Shows performance over time, for the periods ended December 31, 2001:



                                                                                                          SINCE INCEPTION
                                                            1 YEAR                 5 YEARS                  (03/01/95)
-----------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION PORTFOLIO                                -4.47%                  3.90%                  7.13%
-----------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX                                             -11.88%                 10.70%                 15.25%
-----------------------------------------------------------------------------------------------------------------------------
 LEHMAN GOVERNMENT/CREDIT INDEX                            8.51%                   7.36%                  7.87%
-----------------------------------------------------------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX                               -3.24%                  8.38%                  10.89%
-----------------------------------------------------------------------------------------------------------------------------


* The Portfolio's fiscal year end is August 31.

       ASSET ALLOCATION PORTFOLIO


EXPENSES



The following table shows the expenses charged for the Portfolio.


ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO'S ASSETS)*


------------------------------------------------------------------------
 MANAGEMENT FEES                                           0.55%
------------------------------------------------------------------------
 OTHER EXPENSES                                            2.76%
------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                 3.31%
------------------------------------------------------------------------



* The table is based on expenses incurred in the most recent fiscal year.



Total Annual Portfolio Operating Expenses (excluding interest, taxes, extraordinary expenses and expenses related to deferred compensation plan) are not expected to exceed 0.85%. That is because JPMorgan Chase Bank and some of the Portfolio's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMorgan Chase Bank and these other service providers may terminate this arrangement at any time.



EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other Portfolios. The example assumes:



- $10,000 initial investment,



- 5% return each year,



- you reinvest all your dividends, and



- operating expenses are not waived and remain the same as shown above.



The example is for comparison only; the actual returns and your actual costs may be higher or lower.



            NUMBER OF YEARS:                         1 YEAR            3 YEARS            5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------------------
 YOUR COST:
   (WITH OR WITHOUT REDEMPTION)                       $334             $1,018             $1,726             $3,604
------------------------------------------------------------------------------------------------------------------------


The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or qualified plans invested in the portfolios. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

       U.S. GOVERNMENT INCOME PORTFOLIO

       THE PORTFOLIO'S
       OBJECTIVE



       THE PORTFOLIO SEEKS
       TO PROVIDE INVESTORS
       WITH AS HIGH A LEVEL
       OF TOTAL RETURN AS
       POSSIBLE WHILE STILL
       PROTECTING THE VALUE
       OF ITS INVESTMENT.
       TOTAL RETURN CONSISTS
       OF CURRENT INCOME AND
       CAPITAL GROWTH.

                           THE PORTFOLIO'S MAIN INVESTMENT STRATEGY


                           Under normal circumstances, the Portfolio will invest at least 80% of the value of its Assets in U.S. government investments and repurchase agreements involving these securities. "Assets" means net assets, plus the amount of borrowings for investment purposes. U.S. government investments are debt securities issued or guaranteed by the U.S. government and its agencies or authorities.



                           The Portfolio may invest extensively in
                           mortgage-related securities issued or guaranteed by certain agencies of the U.S. government. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.


                           The Portfolio develops an appropriate portfolio strategy by selecting among various sectors and securities (for example, corporate bonds, U.S. government debt, mortgage-backed securities of asset-backed securities). When making these selections, the adviser uses a relative value investment approach as well as extensive analysis of the security's credit worthiness and structure.



                           The adviser seeks to spread the Portfolio's investments across a variety of sectors to maximize diversification and liquidity. The adviser also actively manages the duration of the Portfolio.



                           There is no restriction on the maturity of the Portfolio's investments or on any individual security in the Portfolio. The adviser will change the actual maturities according to changes in the market.



                           Any assets not invested in U.S. government securities and related repurchase agreements may be invested in debt securities of U.S. and foreign corporations. The Portfolio may also invest in non-corporate foreign debt securities. These investments may include debt securities issued or guaranteed by foreign governments and international organizations such as the World Bank. These securities must have an "A" rating or the equivalent from Moody's, S&P, Fitch Ratings (Fitch), or another national rating organization or unrated securities deemed by the adviser to be of comparable quality.



                           The Portfolio may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.


                           The Portfolio may enter into "dollar rolls," in which the Portfolio sells mortgage-backed securities and, at the same time, contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These securities receive a stream of income from a particular asset, such as credit card receivables.

       U.S. GOVERNMENT INCOME PORTFOLIO

                                               FREQUENCY OF TRADING
                                               HOW FREQUENTLY THE
                                               PORTFOLIO BUYS AND SELLS
                                               SECURITIES WILL VARY FROM
                                               YEAR TO YEAR, DEPENDING ON
                                               MARKET CONDITIONS.


The Portfolio may also invest in
high-quality, short-term money market
instruments and derivatives, which are
financial instruments whose value is
based on another security, index or
exchange rate. The Portfolio may use
derivatives to hedge various market risks or to increase the Portfolio's income.

To temporarily defend its assets during
unusual market conditions, the Portfolio may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Portfolio may change any of these
investment policies (including its
investment objective) without shareholder approval.


The Portfolio is non-diversified as
defined in the Investment Company Act of 1940.

MAIN RISKS OF INVESTING IN THE PORTFOLIO


All variable annuity portfolios carry a
certain amount of risk. You may lose
money on your investment in the
Portfolio. Here are some of the specific risks of investing in the U.S. Government
Income Portfolio.


The Portfolio may not achieve its
objective if the adviser's expectations
regarding particular securities or
markets are not met.


The value of fixed income investments
such as bonds tends to decline when
prevailing interest rates increase. Such a drop in value could be worse if the Portfolio invests a larger portion of its assets in debt securities with longer maturities because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.



When the Portfolio invests in
mortgage-related securities, the value of the Portfolio could change more often and to a greater degree than if it did not buy mortgage-related securities because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes.
Mortgage-related securities are subject
to scheduled and unscheduled principal
payments as property owners pay down or
prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other securities when interest rates fall.


Collateral mortgage obligations are
issued in multiple classes, and each
class may have its own interest rate
and/or final payment date. A class with
an earlier final payment date may have
certain preferences in receiving
principal payments or earning interest.
As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of non-payment.


The value of interest-only and
principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.


While the principal and payments on
certain of the Portfolio's securities may be guaranteed, this does not mean that the market value of the security, or the value of Portfolio shares, is guaranteed.

       U.S. GOVERNMENT INCOME PORTFOLIO


                                               INVESTMENTS IN THE
                                               PORTFOLIO ARE NOT BANK
                                               DEPOSITS OR OBLIGATIONS OF,
                                               OR GUARANTEED OR ENDORSED
                                               BY ANY BANK, AND ARE NOT
                                               INSURED OR GUARANTEED BY
                                               THE FDIC, THE FEDERAL
                                               RESERVE BOARD OR ANY OTHER
                                               GOVERNMENT AGENCY. YOU
                                               COULD LOSE MONEY IF YOU
                                               SELL WHEN THE PORTFOLIO'S
                                               SHARE PRICE IS LOWER THAN
                                               WHEN YOU INVESTED.





The Portfolio's performance will depend
on the credit quality of its investments.
While U.S. government securities are
generally of high quality, a government
security that is not backed by the full
faith and credit of the U.S. Treasury may be affected by the creditworthiness of the agency or authority that issued it.



Investments in foreign securities may be riskier than investments in the U.S.
Because foreign securities are usually
denominated in foreign currencies, the
value of the Portfolio's investments may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S.
standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets.


Some asset-backed securities may have
additional risk because they may receive little or no collateral protection from the underlying assets.


If the interest rate on floating and
variable rate securities fall, the
Portfolio's yield may decline and it may lose the opportunity for capital appreciation.



Dollar rolls and repurchase agreements
involve some risk to the Portfolio if the other party does not live up to its obligations under the agreement.



Derivatives may be riskier than other
types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Portfolio's original investment.



If the Portfolio temporarily departs from its investment policies to defend its assets, it may not achieve it investment objective.



Since the Portfolio is non-diversified,
it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio.
This increased concentration in fewer
issuers may result in the Portfolio's
shares being more sensitive to the
economic results of those issuers'
securities.

       U.S. GOVERNMENT INCOME PORTFOLIO


THE PORTFOLIO'S PAST PERFORMANCE


This section shows the Portfolio's performance record. The bar chart shows how the performance of the Portfolio has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past year, five years and since inception. It compares that performance to the Lehman U.S. Government Bond Index, a broad-based securities market index, and the Lipper General U.S. Government Funds Index, a broad-based index.



The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown. The performance figures in the bar chart and table do not reflect any deduction of separate account charges. If the charges were reflected, the performance figures would have been lower.



                                          YEAR-BY-YEAR RETURNS*



Past performance is not necessarily an indication of how the Portfolio will perform in the future.

BAR CHART [Amounts in percents]

1996                                                                              1.74
1997                                                                              8.45
1998                                                                              8.61
1999                                                                             -2.78
2000                                                                             12.73
2001                                                                              5.89


The total return for the Portfolio from January 1, 2002 to September 30, 2002 was 10.67%.



 BEST QUARTER:                                                             5.41%



                                                               3rd quarter, 2001


 WORST QUARTER:                                                           -2.77%

                                                               1st quarter, 1996

AVERAGE ANNUAL TOTAL RETURNS

Show performance over time, for the periods ended December 31, 2001:



                                                                                                          SINCE INCEPTION
                                                             1 YEAR                5 YEARS                  (03/01/95)
-----------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT INCOME PORTFOLIO                            5.89%                 6.45%                  6.75%
-----------------------------------------------------------------------------------------------------------------------------
 LEHMAN U.S. GOVERNMENT BOND INDEX                           7.24%                 7.40%                  7.79%
-----------------------------------------------------------------------------------------------------------------------------
 LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX                  6.67%                 6.45%                  6.82%
-----------------------------------------------------------------------------------------------------------------------------


* The Portfolio's fiscal year end is August 31.

       U.S. GOVERNMENT INCOME PORTFOLIO



EXPENSES



The following table shows the expenses charged for the Portfolio.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)*



------------------------------------------------------------------------
 MANAGEMENT FEES                                           0.50%
------------------------------------------------------------------------
 OTHER EXPENSES                                            1.97%
------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                 2.47%
------------------------------------------------------------------------


* The table is based on expenses incurred in the most recent fiscal year.


Total Annual Portfolio Operating Expenses (excluding interest, taxes, extraordinary expenses and expenses related to deferred compensation plan) are not expected to exceed 0.80%. That is because JPMorgan Chase Bank and some of the Portfolio's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMorgan Chase Bank and these other service providers may terminate this arrangement at any time.



EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other Portfolios. The example assumes:



- $10,000 initial investment,



- 5% return each year,



- you reinvest all your dividends, and



- operating expenses are not waived and remain the same as shown above.



The example is for comparison only; the actual returns and your actual costs may be higher or lower.



            NUMBER OF YEARS:                         1 YEAR            3 YEARS            5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------------------
 YOUR COST:
   (WITH OR WITHOUT REDEMPTION)                       $250              $770              $1,316             $2,806
------------------------------------------------------------------------------------------------------------------------


The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or qualified plans invested in the portfolios. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

       MONEY MARKET PORTFOLIO


       THE PORTFOLIO'S
       OBJECTIVE



       THE PORTFOLIO AIMS TO
       PROVIDE THE HIGHEST
       POSSIBLE LEVEL OF
       CURRENT INCOME WHILE
       STILL MAINTAINING
       LIQUIDITY AND
       PRESERVING CAPITAL.

                           THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

                           The Portfolio invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

                           The Portfolio invests in:


                           - high quality commercial paper and other short-term
                             debt securities, including floating and variable rate demand notes of U.S. and foreign corporations;


                           - debt securities issued or guaranteed by qualified
                             U.S. and foreign banks;


                           - securities issued or guaranteed by the U.S.
                             government, its agencies or authorities;


                           - asset-backed securities; and


                           - repurchase agreements.


                           The dollar weighted average maturity of the Portfolio generally will be 60 days or less, and the Portfolio will buy only those instruments which have remaining maturities of 397 days or less.


                           The Portfolio may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

       MONEY MARKET PORTFOLIO

                                               FREQUENCY OF TRADING
                                               HOW FREQUENTLY THE
                                               PORTFOLIO BUYS AND SELLS
                                               SECURITIES WILL VARY FROM
                                               YEAR TO YEAR, DEPENDING ON
                                               MARKET CONDITIONS.


The Portfolio invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Portfolio's advisers.


The Portfolio seeks to develop an
appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Portfolio seeks to maintain a net
asset value of $1.00 per share.

The Portfolio may change any of these
investment policies (including its
investment objective) without shareholder approval.


The Portfolio is diversified as defined
in the Investment Company Act of 1940.

                                               INVESTMENTS IN THE
                                               PORTFOLIO ARE NOT BANK
                                               DEPOSITS OR OBLIGATIONS OF,
                                               OR GUARANTEED OR ENDORSED
                                               BY ANY BANK, AND ARE NOT
                                               INSURED OR GUARANTEED BY
                                               THE FDIC, THE FEDERAL
                                               RESERVE BOARD OR ANY OTHER
                                               GOVERNMENT AGENCY. ALTHOUGH
                                               THE MONEY MARKET PORTFOLIO
                                               SEEKS TO PRESERVE THE VALUE
                                               OF YOUR INVESTMENT AT $1.00
                                               PER SHARE, IT IS POSSIBLE
                                               THAT YOU WILL LOSE MONEY BY

                                      INVESTING IN THE PORTFOLIO.

                                               SECURITIES IN THE PORTFOLIO
                                               MAY NOT EARN AS HIGH A
                                               CURRENT INCOME AS LONGER
                                               TERM OR LOWER-QUALITY
                                               SECURITIES.




MAIN RISKS OF INVESTING IN THE PORTFOLIO

The Portfolio attempts to keep its net
asset value constant, but there is no
guarantee it will be able to do so.

The value of money market investments
tends to fall when prevailing interest
rates rise, although they are generally
less sensitive to interest rate changes
than longer-term securities.

Repurchase agreements involve some risk
to the Portfolio if the other party does not live up to its obligations under the agreement.

The Portfolio's ability to concentrate
its investments in the banking industry
could increase risks. The profitability
of banks depends largely on the
availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign banks and other
foreign issuers may be riskier than
investments in the United States in part because of difficulty converting such investments into cash, political, social and economic instability in foreign countries, the imposition of government controls, less public information available, differing settlement procedures or regulations that do not match U.S. standards.


Although the Portfolio seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Portfolio's performance.


If the Portfolio departs from its
investment policies during temporary
defensive periods, it may not achieve its investment objective.

       MONEY MARKET PORTFOLIO

THE PORTFOLIO'S PAST PERFORMANCE


This section shows the Portfolio's performance record. The bar chart shows how the performance of the Portfolio has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual return in the past year, five years and since inception.



The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown. The performance figures in the bar chart and table do not reflect any deduction of separate account charges. If the charges were reflected, the performance figures would have been lower.



                                          YEAR-BY-YEAR RETURNS*



Past performance is not necessarily an indication of how the Portfolio will perform in the future.

BAR CHART [Amounts in percents]

1996                                                                             4.97
1997                                                                             4.99
1998                                                                             5.01
1999                                                                             4.73
2000                                                                             5.94
2001                                                                             3.69


The total return for the Portfolio from January 1, 2002 to September 30, 2002 was 0.98%.


 BEST QUARTER:                                                             1.52%

                                                               4th quarter, 2000


 WORST QUARTER:                                                            0.50%



                                                               4th quarter, 2001


AVERAGE ANNUAL TOTAL RETURNS

Show performance over time, for the periods ended December 31, 2001:



                                                                                                           SINCE INCEPTION
                                                              1 YEAR                5 YEARS                   03/01/95
------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO                                       3.69%                 4.86%                  4.96%
------------------------------------------------------------------------------------------------------------------------------


* The Portfolio's fiscal year end is August 31.

       MONEY MARKET PORTFOLIO


EXPENSES



The following table shows the expenses charged for the Portfolio.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)*



------------------------------------------------------------------------
 MANAGEMENT FEES                                           0.25%
------------------------------------------------------------------------
 OTHER EXPENSES                                            2.30%
------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                 2.55%
------------------------------------------------------------------------


* The table is based on expenses incurred in the most recent fiscal year.


Total Annual Portfolio Operating Expenses (excluding interest, taxes, extraordinary expenses and expenses related to deferred compensation plan) are not expected to exceed 0.55%. That is because JPMorgan Chase Bank and some of the Portfolio's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMorgan Chase Bank and these other service providers may terminate this arrangement at any time.



EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other Portfolios. The example assumes:



- $10,000 initial investment



- 5% return each year,


- you reinvest all your dividends, and


- operating expenses are not waived and remain the same as shown above.



The example is for comparison only; the actual returns and your actual costs may be higher or lower.



            NUMBER OF YEARS:                        1 YEAR            3 YEARS            5 YEARS            10 YEARS
--------------------------------------------------------------------------------------------------------------------
 YOUR COST:
  (WITH OR WITHOUT REDEMPTION)                       $258              $793              $1,355              $2,885
--------------------------------------------------------------------------------------------------------------------


The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or qualified plans invested in the portfolios. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

       THE INVESTMENT ADVISER


                           Each Portfolio is a series of Mutual Fund Variable Annuity Trust, a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.


                           MANAGEMENT


                           J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) is the adviser to each Portfolio and is responsible for overall investment decisions. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 522 Fifth Avenue, New York, NY 10036.



                           J.P. Morgan Fleming Asset Management (London) Limited (JPMFAM (London)) is the sub-adviser to the International Equity Portfolio. It makes the day-to-day investment decisions for the Portfolio. JPMFAM (USA) pays JPMFAM (London) a sub-advisory fee for its services. JPMFAM (London) provides discretionary investment services to institutional clients and is located at 20 Finsbury Street, London, England ELZ9YAQ.



                           JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (London) is a wholly owned subsidiary of JPMorgan Chase.


                           During the most recent fiscal year, the adviser was paid the following management fees (net of waivers), expressed as a percentage of average daily net assets:


                                                            PORTFOLIO                          FISCAL YEAR END         %
                                          -------------------------------------------------------------------------------------
                                           INTERNATIONAL EQUITY PORTFOLIO                          8/31/02            0.00%
                                          -------------------------------------------------------------------------------------
                                           CAPITAL GROWTH PORTFOLIO                                8/31/02            0.00%
                                          -------------------------------------------------------------------------------------
                                           GROWTH AND INCOME PORTFOLIO                             8/31/02            0.00%
                                          -------------------------------------------------------------------------------------
                                           ASSET ALLOCATION PORTFOLIO                              8/31/02            0.00%
                                          -------------------------------------------------------------------------------------
                                           U.S. GOVERNMENT INCOME PORTFOLIO                        8/31/02            0.00%
                                          -------------------------------------------------------------------------------------
                                           MONEY MARKET PORTFOLIO                                  8/31/02            0.00%
                                          -------------------------------------------------------------------------------------

       THE INVESTMENT ADVISER

PORTFOLIO MANAGERS

INTERNATIONAL EQUITY PORTFOLIO

James Fisher, Managing Director and Chee
Chow, Vice President, are responsible for the day-to-day management of the
Portfolio. Mr. Fisher has worked in
numerous investment roles at JPMFAM
(London) since 1991. Mr. Chow has worked at JPMFAM (London) since 1992 and over this period had roles in global asset allocation, quantitative modeling and performance analytics.

CAPITAL GROWTH PORTFOLIO


Christopher M. V. Jones, Managing
Director and Portfolio Manager, is
responsible for the day-to-day management of the Portfolio. Mr. Jones has worked as a portfolio manager with various affiliates of JPMFAM (USA) since 1982.


GROWTH AND INCOME PORTFOLIO


Jonathan K. L. Simon, Managing Director
and Portfolio Manager, is responsible for the day-to-day management of the
Portfolio. Mr. Simon has worked as a
portfolio manager with various affiliates of JPMFAM (USA) since 1980.


ASSET ALLOCATION PORTFOLIO


The portfolio management team is
comprised of a team of research analysts who select stocks in their respective sectors using the investment strategy described earlier in this prospectus.
Anne Lester, Vice President, James H.
Russo, Vice President and CFA and Susan
Bao, Vice President and CFA, lead the
portfolio management team and are
responsible for overseeing and managing
the cash flow of the equity portion of
the Portfolio. Ms. Lester has been at
JPMFAM (USA) or one of its affiliates
since 1992. She previously was a fixed
income and currency trader. Mr. Russo has been at JPMFAM (USA) or one of its affiliates since 1994. Previously he served in the equity research group as an analyst covering consumer cyclical stocks. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S.
equity portfolios. Previously, she was a client portfolio manager.



The fixed income portion of the Portfolio is managed by a team of individuals at JPMFAM (USA).


U.S. GOVERNMENT INCOME PORTFOLIO


The Portfolio is managed by a team of
individuals at JPMFAM (USA).

       HOW YOUR ACCOUNT WORKS

                           WHO MAY BUY THESE SHARES

                           Shares of the Trust are available only to separate accounts of participating insurance companies or to qualified retirement plans. Investors may not buy or sell shares of the Portfolios directly. They may invest only through variable annuity contracts or variable life insurance contracts.

       HOW YOUR ACCOUNT WORKS

BUYING AND SELLING PORTFOLIO SHARES

There is no sales charge to buy or sell shares. The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Portfolio owns, minus everything it owes, divided by the number of shares in the Portfolio. Shares of the Portfolio are bought or sold without delay following purchase or sale of the corresponding units of the separate account or qualified plan. If a Portfolio receives a purchase or sale order before the New York Stock Exchange closes for business, the order will be processed at that day's NAV. For information about sales charges or fees for the variable insurance contracts or qualified plans, see the relevant Separate Account Prospectus or plan documents.


We determine the NAV of each Portfolio's shares once each day the Portfolios are open for business, based on the prices at the close of regular trading on the New York Stock Exchange. This is normally 4 p.m. Eastern time or 4:15 p.m. Eastern time for options. Each Portfolio, other than the Money Market Portfolio, generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. When fair value is used, the prices of securities used by the Portfolio to calculate NAV may differ from quoted or published prices for the same securities.


The International Equity Portfolio invests in securities which are primarily listed on foreign exchanges and these exchanges may trade on Saturdays or other United States holidays on which the Portfolio does not price. As a result, the Portfolio will trade on such days and its NAV may fluctuate significantly on days when the investor has no access to the Portfolio.

The Money Market Portfolio values its assets at their amortized cost. This method gives more stable valuations. However, it may result in times when the stated value of a security is different than the price the Portfolio would receive if it sold the investment. We anticipate that each share of the Money Market Portfolio will remain constant at $1.00, but we can give no assurance that this will always be possible.

We generally pay proceeds on or before the seventh day following a request to sell shares of the Portfolio.

OTHER INFORMATION CONCERNING THE PORTFOLIOS


JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Portfolios' other service providers. The Administrator receives from each Portfolio a fee computed daily and paid monthly at an annual rate equal to 0.15% of each of the Portfolio's average daily net assets, on an annualized basis for the Portfolio's then-current fiscal year.



J.P. Morgan Fund Distributors, Inc. is the distributor for the Portfolios. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.


DISTRIBUTIONS AND TAXES

Each Portfolio can make money in two ways. It can earn income and it can realize capital gains. The Portfolios expect that distributions will consist primarily of capital gains. The Portfolios deduct any expenses. They then pay these earnings to shareholders in the form of new shares of the Portfolios at the net asset value. Distributions will be taxable to the separate accounts of the participating insurance companies or retirement plans, not the contract holders or plan participants.

The above is a general summary of the tax implications of investing in the Portfolios. Please consult your tax adviser to see how investing in the Portfolios will affect your own tax situation.

WHAT THE TERMS MEAN

COLLATERALIZED MORTGAGE OBLIGATIONS: Debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: Securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: Instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DURATION: A mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

INVESTMENT ADVISORY FEE: A fee paid to the investment adviser to manage the Portfolio and make decisions about buying and selling the Portfolio's investments.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MATURITY: Maturity is the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

MORTGAGE-RELATED SECURITIES: Securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: Miscellaneous items, including transfer agency, custody and registration fees.

REPURCHASE AGREEMENTS: A type of short-term investment in which a dealer sells securities to the Portfolio and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Portfolio's money for a short time, using the securities as collateral.

STRIPPED OBLIGATIONS: Debt securities that are separately traded interest-only or principal-only components of an underlying obligation.

       FINANCIAL HIGHLIGHTS

                           The Financial Highlights tables are intended to help you understand each Portfolio's financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).

                           The following tables provide selected per share data and ratios for one share outstanding throughout each period shown.


                           This information is supplemented by financial statements including accompanying notes appearing in the Portfolios' Annual Report to Shareholders for the year ended August 31, 2002, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Portfolios or their Shareholder Servicing Agent.


                           The financial statements, which include the financial highlights, have been audited by
                           PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

       FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY PORTFOLIO


                                                                                  Year Ended August 31,
                                                                ----------------------------------------------------------
                                                                 2002        2001          2000          1999       1998
                                                                -------    --------    -------------    -------    -------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  7.96    $  13.30       $11.36        $  9.63    $ 10.45
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                          0.08        0.08        (0.03)            --       0.02(a)
    Net gains or losses on investments (both realized and
      unrealized)                                                 (0.67)      (2.98)        2.38           2.32      (0.28)
                                                                -------    --------       ------        -------    -------
    Total from investment operations                              (0.59)      (2.90)        2.35           2.32      (0.26)
                                                                -------    --------       ------        -------    -------
  Less distributions from:
    Net investment income                                            --          --           --           0.10       0.18
    Net realized gains                                               --        2.44         0.41           0.49       0.38
                                                                -------    --------       ------        -------    -------
    Total distributions                                              --        2.44         0.41           0.59       0.56
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  7.37    $   7.96       $13.30        $ 11.36    $  9.63
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     (7.41%)    (24.76%)      20.58%         25.03%     (2.46%)
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 omitted)                       $ 4,557    $  5,443       $7,960        $ 7,337    $ 6,318
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                                        1.10%       1.10%        1.10%          1.10%      1.10%
  Net investment income (loss)                                    0.95%       0.71%       (0.15%)         0.04%      0.19%
  Expenses without waivers, reimbursements and earning
    credits                                                       3.88%       3.38%        2.62%          3.24%      3.05%
  Net investment income (loss) without waivers,
    reimbursements and earning credits                           (1.83%)     (1.57%)      (1.67%)        (2.10%)    (1.76%)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                  74%         98%         102%           170%       157%
--------------------------------------------------------------------------------------------------------------------------



(a) Net investment income per share has been calculated based on average shares outstanding during the period.

       FINANCIAL HIGHLIGHTS

CAPITAL GROWTH PORTFOLIO


                                                                             Year Ended August 31,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.62    $ 16.31    $ 13.75    $ 11.72    $ 15.52
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                       (0.06)        --(a)    0.03       0.07       0.10
    Net gains or losses on investments (both realized and
      unrealized)                                               (2.90)     (1.73)      3.54       3.37      (2.37)
                                                              -------    -------    -------    -------    -------
    Total from investment operations                            (2.96)     (1.73)      3.57       3.44      (2.27)
                                                              -------    -------    -------    -------    -------
  Less distributions from:
    Net investment income                                          --(a)      --       0.09       0.09       0.09
    Net realized gains                                             --       0.96       0.92       1.32       1.44
                                                              -------    -------    -------    -------    -------
    Total distributions                                            --       0.96       1.01       1.41       1.53
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 10.66    $ 13.62    $ 16.31    $ 13.75    $ 11.72
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  (21.72%)   (10.70%)    27.92%     30.59%    (16.38%)
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 omitted)                     $ 5,274    $10,427    $13,177    $12,649    $11,096
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                                      0.90%      0.90%      0.90%      0.90%      0.90%
  Net investment income (loss)                                 (0.34%)    (0.01%)     0.21%      0.59%      0.72%
  Expenses without waivers, reimbursements and earning
    credits                                                     2.29%      1.75%      1.69%      1.70%      1.70%
  Net investment income (loss) without waivers,
    reimbursements and earning credits                         (1.73%)    (0.86%)    (0.58%)    (0.21%)    (0.08%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                98%        47%       128%        27%        71%
-----------------------------------------------------------------------------------------------------------------



(a) Amount is less than $0.01.

       FINANCIAL HIGHLIGHTS

GROWTH AND INCOME PORTFOLIO


                                                                             Year Ended August 31,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 11.40    $ 13.91    $ 12.63    $ 12.36    $ 15.16
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.15       0.14       0.11       0.06       0.09
    Net gains or losses on investments (both realized and
      unrealized)                                               (1.92)     (2.53)      1.21       2.58      (0.71)
                                                              -------    -------    -------    -------    -------
    Total from investment operations                            (1.77)     (2.39)      1.32       2.64      (0.62)
                                                              -------    -------    -------    -------    -------
  Less distributions from:
    Net investment income                                        0.18       0.12       0.04       0.09       0.13
    Net realized gains                                             --         --         --       2.28       2.05
                                                              -------    -------    -------    -------    -------
    Total distributions                                          0.18       0.12       0.04       2.37       2.18
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.45    $ 11.40    $ 13.91    $ 12.63    $ 12.36
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  (15.77%)   (17.29%)    10.44%     21.23%     (5.45%)
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 omitted)                     $ 7,177    $11,632    $16,223    $19,153    $17,370
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                                      0.90%      0.90%      0.90%      0.90%      0.90%
  Net investment income (loss)                                  1.06%      0.99%      0.73%      0.54%      0.78%
  Expenses without waivers, reimbursements and earning
    credits                                                     1.95%      1.51%      1.37%      1.33%      1.70%
  Net investment income (loss) without waivers,
    reimbursements and earning credits                          0.01%      0.38%      0.26%      0.11%     (0.02%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                57%        14%        65%       114%       170%
-----------------------------------------------------------------------------------------------------------------

       FINANCIAL HIGHLIGHTS

ASSET ALLOCATION PORTFOLIO


                                                                          Year Ended August 31,
                                                              ----------------------------------------------
                                                               2002      2001      2000      1999      1998
                                                              ------    ------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.34    $11.31    $10.72    $10.64    $11.57
------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                       0.15      0.25      0.29      0.24      0.28
    Net gains or losses on investments (both realized and
      unrealized)                                              (0.95)    (1.95)     0.68      1.04     (0.25)
                                                              ------    ------    ------    ------    ------
    Total from investment operations                           (0.80)    (1.70)     0.97      1.28      0.03
                                                              ------    ------    ------    ------    ------
  Less distributions from:
    Net investment income                                       0.27      0.27      0.30      0.18      0.30
    Net realized gains                                            --        --      0.08      1.02      0.66
                                                              ------    ------    ------    ------    ------
    Total Distributions                                         0.27      0.27      0.38      1.20      0.96
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 8.27    $ 9.34    $11.31    $10.72    $10.64
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  (8.90%)   (15.20%)   9.31%    11.88%    (0.04%)
============================================================================================================

RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 omitted)                     $6,141    $7,291    $9,112    $9,324    $7,813
------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
  Expenses                                                     0.85%     0.85%     0.85%     0.85%     0.85%
  Net investment income (loss)                                 1.59%     2.39%     2.52%     2.48%     2.81%
  Expenses without waivers, reimbursements and earning
    credits                                                    3.31%     2.25%     2.16%     1.90%     1.91%
  Net investment income (loss) without waivers,
    reimbursements and earning credits                        (0.87%)    0.99%     1.21%     1.43%     1.75%
------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              312%      100%      145%      112%      162%
------------------------------------------------------------------------------------------------------------

       FINANCIAL HIGHLIGHTS


U.S. GOVERNMENT INCOME PORTFOLIO



                                                                             Year Ended August 31,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1988
                                                              -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.95    $  9.44    $  9.51    $ 10.12    $  9.40
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.37       0.51       0.59       0.52       0.39
    Net gains or losses on investments (both realized and
      unrealized)                                                0.45       0.46       0.10      (0.62)      0.64
                                                              -------    -------    -------    -------    -------
    Total from investment operations                             0.82       0.97       0.69      (0.10)      1.03
                                                              -------    -------    -------    -------    -------
  Less distributions from:
    Net investment income                                        0.59       0.46       0.58       0.51       0.31
    Net realized gains                                           0.14         --       0.18         --         --
                                                              -------    -------    -------    -------    -------
    Total distributions                                          0.73       0.46       0.76       0.51       0.31
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 10.04    $  9.95    $  9.44    $  9.51    $ 10.12
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    8.92%     10.53%      7.80%     (1.15%)    11.12%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 omitted)                     $ 6,128    $ 6,172    $ 5,885    $ 6,433    $ 6,581
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                                      0.80%      0.80%      0.80%      0.80%      0.80%
  Net investment income (loss)                                  3.61%      5.21%      5.70%      5.35%      5.40%
  Expenses without waivers, reimbursements and earning
    credits                                                     2.47%      2.26%      2.49%      1.97%      1.99%
  Net investment income (loss) without waivers,
    reimbursements and earning credits                          1.94%      3.75%      4.01%      4.18%      4.21%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               458%        91%        37%        31%        14%
-----------------------------------------------------------------------------------------------------------------

       FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO


                                                                          Year Ended August 31,
                                                              ----------------------------------------------
                                                               2002      2001      2000      1999      1998
                                                              ------    ------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                       0.02      0.05      0.05      0.05      0.05
    Net gains or losses on investments (both realized and
      unrealized)                                                 --        --        --        --        --
                                                              ------    ------    ------    ------    ------
    Total from investment operations                            0.02      0.05      0.05      0.05      0.05
                                                              ------    ------    ------    ------    ------
  Less distributions from:
    Net investment income                                       0.02      0.05      0.05      0.05      0.05
    Net realized gains                                            --        --        --        --        --
                                                              ------    ------    ------    ------    ------
    Total distributions                                         0.02      0.05      0.05      0.05      0.05
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   1.62%     5.05%     5.57%     4.66%     5.04%
============================================================================================================

RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 omitted)                     $3,582    $3,875    $3,883    $3,991    $3,279
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                                     0.55%     0.55%     0.55%     0.55%     0.55%
  Net investment income (loss)                                 1.61%     4.90%     5.43%     4.54%     4.94%
  Expenses without waivers, reimbursements and earning
    credits                                                    2.55%     2.77%     2.51%     2.28%     2.24%
  Net investment income (loss) without waivers,
    reimbursements and earning credits                        (0.39%)    2.68%     3.47%     2.81%     3.25%
------------------------------------------------------------------------------------------------------------

       HOW TO REACH US

MORE INFORMATION

You can find more information about the Portfolios in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Portfolio's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Portfolios and their policies and is incorporated by reference into this prospectus. By law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask questions, by calling the Trust at 1-800-908-4782. You can also find information at www.jpmorganfunds.com.


You can write the SEC's Public Reference Room and ask them to mail you information about the Portfolios, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.


PUBLIC REFERENCE SECTION OF THE SEC

WASHINGTON, DC 20549-0102


1-202-942-8090


EMAIL: PUBLICINFO@SEC.GOV



Reports, a copy of the SAI and other information about the Portfolios are also available on the SEC's website at http://www.sec.gov.



The Trust's Investment Company Act File No. is 811-8630

                                 JPMORGAN FUNDS
                       MUTUAL FUND VARIABLE ANNUITY TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 27, 2002


                         INTERNATIONAL EQUITY PORTFOLIO
                            CAPITAL GROWTH PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                           ASSET ALLOCATION PORTFOLIO
                        U.S. GOVERNMENT INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO


                      522 FIFTH AVENUE, NEW YORK, NY 10036



    This Statement of Additional Information is not a Prospectus, but contains additional information which should be read in conjunction with the Prospectus dated December 27, 2002 for International Equity Portfolio, Capital Growth Portfolio, Growth and Income Portfolio and Asset Allocation Portfolio (collectively the "Equity Portfolios"), and U.S. Government Income Portfolio and Money Market Portfolio (collectively the "Income Portfolios") as supplemented from time to time. Additionally, this Statement of Additional Information incorporates by reference the financial statements included in the Shareholder Reports relating to the Portfolios listed above dated August 31, 2002. For a copy of the Prospectus dated December 27, 2002, contact your participating insurance company or qualified retirement plan trustee or the Trust at 1-800-908-4782. The Financial Statements, including the Independent Accountants' Report, are available, without charge upon request by contacting J.P. Morgan Fund Distributors, Inc., the Portfolios' distributor at 522 Fifth Avenue, New York, NY 10036.



    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.



                                                                    SAI-VAT-1202

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------

The Trust.........................................    3
Investment Policies and Restrictions..............    3
Performance Information...........................   21
Net Asset Value...................................   23
Tax Matters.......................................   24
Management of the Trust...........................   28
Codes of Ethics...................................   32
Adviser and Sub-Adviser...........................   33
Administrator & Sub-Administrator.................   35
Custodian.........................................   37
Transfer Agent....................................   38
Independent Accountants...........................   38
General Information...............................   38
Appendix A--Description of Certain Obligations
  Issued or Guaranteed by U.S. Government Agencies
  or Instrumentalities............................  A-1
Appendix B--Description of Ratings................  B-1

                                   THE TRUST

    The Mutual Fund Variable Annuity Trust (the "Trust"), organized as a Massachusetts business trust on April 14, 1994, is an open-end management investment company. The Trust presently consists of six separate portfolios (the "Portfolios"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts issued by life insurance companies ("Participating Insurance Companies"), as well as to certain qualified retirement plans.


    This Statement of Additional Information ("SAI") describes the financial history, investment strategies and policies, management and operation of each of the Portfolios listed above in order to enable investors to select the Portfolio or Portfolios which best suit their needs.



    This SAI provides additional information with respect to the Portfolios and should be read in conjunction with the Portfolios' current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Portfolios' executive offices are located at 522 Fifth Avenue, New York, NY 10036.



    The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust, including the Portfolios. J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM (USA)" or the "Adviser") is the investment adviser to the Portfolios. J.P. Morgan Fleming Asset Management (London) Limited ("JPMFAM (London)" or the "Sub-Adviser"), a registered investment adviser, is the sub-adviser to the International Equity Portfolio. JPMorgan Chase Bank serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Portfolios.



    Investments in the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, an affiliate of the Adviser, Sub-Adviser or any other bank. Shares of the Portfolios are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Portfolio is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.


                      INVESTMENT POLICIES AND RESTRICTIONS

                              INVESTMENT POLICIES


    U.S. GOVERNMENT SECURITIES. U.S. government securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and
(2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury,
(c) discretionary authority of the U.S. government to purchase certain obligations of the U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. government. Certain U.S. government securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. government agencies and instrumentalities, see Appendix A.

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    In addition, certain U.S. government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Portfolio were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Portfolio invests in such securities normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.



    BANK OBLIGATIONS. Each of the Portfolios may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $1 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolios will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Portfolios may also invest in international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).



    A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of the U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Portfolio cannot realize the proceeds thereon within seven days are deemed "illiquid" for purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.


    Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations. These investment risks may involve, among other considerations, risks relating to political and economic conditions and developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls or other restrictions. There also may be less publicly available information concerning foreign issuers, difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and differences in accounting, auditing and financial reporting standards and practices from those applicable to U.S. issuers. In addition, foreign banks are also not subject to regulations comparable to U.S. banking regulations. Certain national policies may also impede the investment opportunities of the Portfolios in other ways, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

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    FOREIGN SECURITIES. The Portfolios may invest in securities of foreign issuers. An issuer may be deemed to be located in a foreign country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its assets situated in such country.



    DEPOSITARY RECEIPTS. The Portfolios, excluding U.S. Government Income and Money Market Portfolios, will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying security to no more than 5% of the value of its net assets (at the time of investment). A purchaser of an unsponsored Depositary Receipt may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.


    ECU OBLIGATIONS. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities.

    SUPRANATIONAL OBLIGATIONS. Supranational organizations, include organizations such as the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a multinational organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

    CORPORATE REORGANIZATIONS. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Portfolio and increase its brokerage and other transaction expenses.

    WARRANTS AND RIGHTS. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

    COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


    The commercial paper and other short-term obligations of U.S. and foreign corporations which may be purchased by the Money Market Portfolio, other than those of bank holding companies, include obligations which are (i) rated Prime-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Corporation ("S&P"), or F-1 by Fitch Rating ("Fitch"), or comparably rated by another national statistical rating organization ("NRO"); or (ii) determined by the advisers to be of comparable quality to those rated obligations which may be purchased by the Money Market Portfolio at the date of purchase or which at the date of purchase have an outstanding debt issue rated in the highest rating category by Moody's, S&P, Fitch or another NRO, see "Appendix--A." The commercial paper and other short-term obligations of U.S. bank holding companies which may be purchased by the Money Market Portfolio include obligations issued or guaranteed by bank holding companies with total assets exceeding $1 billion. For purposes of the size standards with respect to banks and bank holding companies, "total deposits" and "total assets" are determined on an annual basis by reference to an institution's then most recent annual financial statements.


    REPURCHASE AGREEMENTS. A Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers that meet the Adviser's credit guidelines, and only if fully collateralized by securities in which the Portfolio is permitted to invest. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the Investment Company Act of 1940 Act (the "1940 Act") to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Portfolio will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Portfolio, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Portfolios' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.


    BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. A Portfolio may borrow money from banks for temporary or short-term purposes, but will not borrow money to buy additional securities, known as "leveraging." A Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed upon price and date. A Portfolio may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest.) A Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Portfolio is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements, dollar rolls and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Portfolio's total assets.


    FORWARD COMMITMENTS. In order to invest a Portfolio's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission ("SEC") concerning such purchases. Since that policy currently recommends that an amount of the respective Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of the Portfolio consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Portfolio's commitments to purchase "when-issued" or "forward delivery" securities will be established at the Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Portfolio.

    Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Portfolio's portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Portfolio will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Portfolio's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis also involve the risk of default by the other party on its obligation, delaying or preventing the Portfolio from recovering the collateral or completing the transaction.

    To the extent a Portfolio engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

    FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Investments by the Portfolios in floating or variable rate securities normally will involve industrial development or revenue bonds that provide for a periodic adjustment in the interest rate paid on the obligation and may, but need not, permit the holder to demand payment as described above. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repurchase price which varies and may be more or less than the amount the holder paid for them. The floating or variable rate demand instruments in which the Money Market Portfolio may invest are payable on demand on not more than seven calendar days' notice.

    The terms of these types of securities commonly provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. A Portfolio will decide which variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

    In the case of the Money Market Portfolio, the Board of Trustees may determine that an unrated floating or variable rate security meets the Portfolio's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets such quality criteria, or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. The Board of Trustees will re-evaluate each unrated floating or variable rate security on a quarterly basis to determine that it continues to meet the Money Market Portfolio's high quality criteria. If an instrument is ever deemed to fall below the Money Market

Portfolio's high quality standards, either it will be sold in the market or the demand feature will be exercised.

    The securities in which the Money Market Portfolio may be invested include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives the Money Market Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by and irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for the Money Market Portfolio.

    The Money Market Portfolio may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Portfolio's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by the Portfolio. The total fees generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, the Money Market Portfolio will attempt to have the issuer of the participation certificate bear the cost of any such insurance, although the Portfolio retains the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting the Portfolio to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. The Portfolio's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishment of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.


    The Adviser has been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Portfolios, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolios may subscribe. Although these instruments may be sold by a Portfolio, it is intended that they be held until maturity.


    Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. A Portfolio's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    The maturity of variable rate securities is deemed to be the longer of
(i) the notice period required before a Portfolio is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment. With respect to the Money Market Portfolio, the maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Portfolio's dollar-weighted average portfolio maturity.

    ZERO COUPON, PAYMENT-IN-KIND AND STRIPPED OBLIGATIONS. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

    Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more during periods of rising interest rates. Under the rules of the Internal Revenue Code of 1986 (the "Code"), as amended, investments by a Portfolio in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

    Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

    Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

    ILLIQUID SECURITIES. As a matter of nonfundamental policy, the Portfolios may invest up to 15% (10% in the case of the Money Market Portfolio) of their respective net assets in illiquid securities, including repurchase agreements maturing in more than seven days and fixed time deposits subject to withdrawal penalties having notice periods of more than seven days.

    For purposes of its limitation on investments in illiquid securities, each Portfolio may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers.
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio which agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

    One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and
Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell and buy such security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Portfolio's purchases and sales of Rule 144A securities and Section 4(2) paper.

    STAND-BY COMMITMENTS. When a Portfolio purchases securities it may also enter into put transactions, including those referred to as stand-by commitments, with respect to such securities. Under a stand-by commitment, a bank, broker-dealer or other financial institution agrees to purchase at a Portfolio's option a specified security at a specified price within a specified period prior to its maturity date, and entitles a Portfolio to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.

    TENDER OPTION FLOATING OR VARIABLE RATE CERTIFICATES. The Money Market Portfolio may invest in tender option bonds. A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Money Market Portfolio, evidencing ownership interests in the trust. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long term bond and the rate on the short term floating or variable rate security.


    SECURITIES LOANS. To the extent specified in the Prospectus, each Portfolio is permitted to lend its securities to qualified broker-dealers or institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 33 1/3% of the value of the Portfolio's total assets. In connection with such loans, a Portfolio will receive collateral consisting of cash, cash equivalents, U.S. government securities issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value plus accrued interest of the securities loaned. A Portfolio can increase its income through the investment of such collateral. A Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Portfolio might experience risk of loss if the institutions with which they have engaged in portfolio loan transactions breach their agreements with such Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans justifies the risk. The voting rights with respect to loaned securities may pass with the lending of the securities, but the Board of Trustees is entitled to call loaned securities to vote proxies, or otherwise obtain rights to vote or consent with respect to a material event affecting securities on loan, when the board believes it necessary to vote. All forms of borrowing (including reverse repurchase agreements, dollar rolls and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Portfolio's total assets.


    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Portfolios to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one

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investment company will be owned by a Portfolio; provided, however, that a
Portfolio may invest all of its investable assets in an open-end investment company that has the same investment objective as the Portfolio. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations.


    The SEC has granted the Portfolios, with the exception of the Money Market Portfolio, an exemptive order permitting them to invest their uninvested cash in any affiliated money market funds. The order sets forth the following conditions: (1) the Portfolio may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its investment advisory fee from the Portfolio in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing and administrative fees.


       ADDITIONAL POLICIES REGARDING DERIVATIVE AND RELATED TRANSACTIONS


    INTRODUCTION. As explained more fully below, the Equity Portfolios and the U.S. Government Income Portfolio may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.


    Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: First, to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Portfolio.


    Each of the Portfolios may invest their assets in derivative and related instruments subject only to their respective investment objectives and policies and the requirement that the Portfolio maintain segregated accounts consisting of liquid assets, such as cash, U.S. government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Portfolio.


    The value of some derivative or similar instruments in which a Portfolio invests may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Portfolios--the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers incorrectly forecast such factors and have taken positions in derivative or similar instruments contrary to prevailing market trends, a Portfolio could be exposed to the risk of a loss. The Portfolios might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

    Set forth below is an explanation of the various derivatives strategies and related instruments the Portfolios may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Portfolios' current Prospectus as well as provide useful information to prospective investors.

    RISK FACTORS. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between

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currencies. The advisers may incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Portfolio may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Portfolio may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

    SPECIFIC USES AND STRATEGIES. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by the Equity Portfolios and the U.S. Government Income Portfolio.

    OPTIONS ON SECURITIES, SECURITIES INDEXES, CURRENCIES AND DEBT
INSTRUMENTS. A Portfolio may purchase, sell or exercise call and put options on
(i) securities, (ii) securities indexes, and (iii) debt instruments. The Portfolio pays a premium for purchasing put and call options.

    Although in most cases these options will be exchange-traded, the Portfolios may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

    One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Portfolio may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Portfolio may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Portfolios will not write uncovered options.

    In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Portfolio writing a covered call (i.e., where the underlying securities are held by the Portfolio) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

                                       12
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    If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Portfolio may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

    The futures contracts and futures options may be based on various instruments or indices in which the Portfolios may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

    Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Portfolio may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Portfolio intends to acquire an instrument or enter into a position. For example, a Portfolio may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

    When writing or purchasing options, the Portfolios may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Portfolios may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

    Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Portfolios will only enter into futures contracts or options or futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

    FORWARD CONTRACTS. A Portfolio may use foreign currency and interest-rate forward contracts for various purposes as described below.

    Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. A Portfolio that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

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    A Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investments or anticipated investments in securities denominated in foreign currencies. A Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

    A Portfolio may also use forward contracts to hedge against changes in interest-rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

    INTEREST RATE AND CURRENCY TRANSACTIONS. A Portfolio may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Portfolio's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Portfolio is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

    The Portfolios will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or currency swap defaults, a Portfolio's risk of loss consists of the net amount of interest or currency payments that the Portfolio is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions.

    A Portfolio may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

    A Portfolio may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Portfolio. In addition, a Portfolio may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Portfolio may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject the Portfolio to certain risks.

    The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit a Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

    A Portfolio may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Portfolio will typically use interest rate swaps to shorten the effective duration of its

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portfolio. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

    MORTGAGE-RELATED SECURITIES. A Portfolio may purchase mortgage-backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

    The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.


    A Portfolio may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. government, or U.S. government-related, entities, and their income streams.


    CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.


    REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.



    The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Portfolio may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Portfolios may consider making investments in such new types of mortgage-related securities.



    DOLLAR ROLLS. Under a mortgage "dollar roll," a Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio forgoes principal and interest paid on the mortgage-backed securities. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Portfolio enters into a mortgage "dollar roll", it will establish a segregated

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account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The Portfolios may not borrow money, except for temporary or emergency purposes. All forms of borrowing (including reverse repurchase agreement, dollar rolls and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a portfolio's total assets.



    ASSET-BACKED SECURITIES. Each Portfolio, may invest in asset-backed securities, including conditional sales contracts, equipment lease certificates and equipment trust certificates. The Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, "Certificates for Automobile Receivables-SM- or CARS-SM- ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Portfolio also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the Adviser will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security and the overall nature of the marketplace for the security.


    STRUCTURED PRODUCTS. A Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Portfolio may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

    A Portfolio may also invest in other types of structured products, including among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Portfolio invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the

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price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Portfolio may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Portfolio may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Portfolio's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Portfolio's fundamental investment limitation related to borrowing and leverage.

    Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Portfolio's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which a Portfolio invests may be deemed illiquid and subject to its limitation on illiquid investments.

    Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

    ADDITIONAL RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS. None of the Portfolios is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC), and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Portfolio may enter into such transactions for purposes other that bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Portfolio's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

    When a Portfolio purchases a futures contract, an amount of cash or liquid securities will be deposited in a segregated account with such Portfolio's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

                            INVESTMENT RESTRICTIONS

    The Portfolios have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Portfolio which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.

    Each Portfolio may:

        (1) not borrow money, except that each Portfolio may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments;

        (2) make loans to other persons, in accordance with the Portfolio's investment objectives and policies and to the extent permitted by applicable law.

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        (3)  not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) there is no limitation with respect to securities issued by banks, or repurchase agreements secured thereby, (ii) with respect to a Portfolio's permissible futures and options transactions in U.S. government securities, positions in such options and futures shall not be subject to this restriction and (iii) the Money Market Portfolio may invest more than 25% of its total assets in obligations issued by banks, including U.S. banks, and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;


        (4) not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Portfolio from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

        (5) not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Portfolio in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

        (6) not issue any senior security (as defined in the 1940 Act), except that (a) a Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order;
    (b) a Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Portfolio may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Portfolio's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

        (7) not underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

    In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, a Portfolio may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Portfolio. For purposes of investment restriction (2) above, loan participations are considered to be debt instruments. For purposes of investment restriction
(5) above, real estate includes Real Estate Limited Partnerships.

    For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Portfolio in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction
(3) above.

    In addition, the Portfolios are subject to the following nonfundamental restrictions which may be changed without shareholder approval:


        (1) Each Portfolio other than the Asset Allocation Portfolio and Money Market Portfolio may not, with respect to at least 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer. Each of the Asset Allocation Portfolio and Money Market Portfolio may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities).


        (2) Each Portfolio may not make short sales of securities, other than short sales "against the box" (i.e., where the Portfolio contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short) or purchase securities on margin except for short-term credit necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Portfolio.

        (3) Each Portfolio may not purchase or sell interests in oil, gas or mineral leases.

        (4) Each Equity Portfolio and the U.S. Government Income Portfolio may not invest more than 15% of its net assets in illiquid securities; the Money Market Portfolio may not invest more than 10% of its net assets in illiquid securities.

        (5) Each Portfolio may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent
    (i) with respect to the Growth and Income Portfolio and the Capital Growth Portfolio only, the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities,
    (ii) with respect to all of the Portfolios, the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (iii) with respect to a Portfolio's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

        (6) Each Portfolio may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

    For purposes of the Portfolios' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

    With respect to the International Equity Portfolio, as a matter of nonfundamental policy, to the extent permitted under applicable law, the above restrictions do not apply to the following investments ("OECD investments"):
(i) any security issued by or the payment of principal and interest on which is guaranteed by the government of any member state of the Organization for Economic Cooperation and Development ("OECD country"); (ii) any fixed income security issued in any OECD country by any public or local authority or nationalized industry or under taking of any OECD country or anywhere in the world by the International Bank for Reconstruction and Development, European Investment Bank, Asian Development Bank or any body which is, in the Trustees' opinion, of similar standing. However, no investment may be made in any OECD investment of any one issue if that would result in the value of a Portfolio's holding of that issue exceeding 30% of the total asset value of the Portfolio and, if the Portfolio's portfolio consists only of OECD investments, those OECD investments shall be of at least six different issues.

    In order to permit the sale of its shares in certain states, a Portfolio may make commitments more restrictive than the investment policies and limitations described above and in the Prospectus.

    If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Portfolio will not be considered a violation. If the value of a Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


    Specific decisions to purchase or sell securities for a Portfolio are made by the Adviser or Sub-Adviser to such Portfolio and who is appointed and supervised by senior officers of such Adviser or Sub-adviser. Changes in the Portfolios' investments are reviewed by the Board of Trustees of the Trust. Money market instruments are generally purchased in principal transactions; thus, the Money Market Portfolio generally pays no brokerage commissions.



    The frequency of a Portfolio's investment transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the Adviser and Sub-Adviser will weigh the added costs of short-term investments against anticipated gains. Each Portfolio will engage in portfolio trading if its Adviser believes a transaction, net of costs (including custodian charges), will help it achieve its investment objective. See the "Prospectus" for further information. Portfolios investing in both equity and debt securities apply this policy with respect to both the equity and debt portions of their portfolios.



    The Portfolios' portfolio turnover rates for the two most recent fiscal years were as follows:



                                            YEAR ENDED       YEAR ENDED
                                          AUGUST 31, 2001  AUGUST 31, 2002
                                          ---------------  ---------------
International Equity Portfolio                     98%              74%
Capital Growth Portfolio                           47%              98%
Growth and Income Portfolio                        14%              57%
Asset Allocation Portfolio                        100%             312%
U.S. Government Income Portfolio                   91%             458%



    The increase in portfolio turnover rate for the fiscal year ended
August 31, 2002 for the U.S. Government Income Portfolio and Asset Allocation Portfolio was primarily due to increased trading in mortgage dollar rolls.



    In connection with Portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. Under the Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Portfolios to pay a broker-dealer which provides brokerage and research services to the Adviser, the Portfolios and/or other accounts for which the Adviser exercise investment discretion an amount of commission for effecting a securities transaction for a Portfolio in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Portfolios. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Portfolios and their reasonableness in relation to the benefits to the Portfolios. The term "brokerage and research services" includes: (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.



    Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Agreement. The fees that the Portfolios pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Portfolios' investment transactions are used to obtain such services, the brokerage commissions paid by the Portfolios will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Portfolios. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.



    Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Portfolio's brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Portfolio and persons who are affiliated with such persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. The SEC has granted an exemptive order permitting each Portfolio to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The order is subject to certain conditions. Affiliated persons of a Portfolio may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees of each Portfolio that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.



    On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Adviser to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.



    If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Portfolio may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.



    Each Portfolio expects to purchase securities from underwriting syndicates of which certain affiliates of J.P. Morgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not "interested persons" of a Portfolio. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three, that not more than 25% of the underwriting will be purchased by a Portfolio and any other investment company having the same investment adviser, and that no shares will be purchased from the Distributor or any of its affiliates.


    The aggregate brokerage commissions paid by the following Portfolios for the three most recent fiscal years were as follows:


                                       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                     AUGUST 31, 2000  AUGUST 31, 2001  AUGUST 31, 2002
                                     ---------------  ---------------  ---------------
International Equity Portfolio          $ 44,043          $15,860          $ 4,143
Capital Growth Portfolio                $440,848          $11,025          $14,003
Growth and Income Portfolio             $ 30,945          $ 6,311          $13,689
Asset Allocation Portfolio              $ 10,777          $ 5,324          $ 9,536


                            PERFORMANCE INFORMATION


    From time to time, the Portfolios may quote performance in terms of yield, actual distributions, total returns or capital appreciation in reports, sales literature and advertisements published by the Portfolios. Shareholders may obtain current performance information by calling the number provided on the cover page of this Statement of Additional Information. See also the Prospectus.



    A Portfolio may provide periodic and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Portfolio over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period.

                          AVERAGE ANNUAL TOTAL RETURNS


    Average annual total returns are calculated according to the following formula:



            P (1 + T) TO THE POWER OF n = ERV



Where:            P  =  a hypothetical initial payment of
                        $1,000.
                  T  =  average annual total return.
                  n  =  number of years
                ERV  =  ending redeemable value of a
                        hypothetical $1,000 payment made at
                        the beginning of the 1-, 5-, or
                        10-year periods at the end of the
                        1-, 5-, or 10-year periods (or
                        fractional portion).



    The average annual total rate of return figures for the Portfolios, other than the Money Market Portfolio, reflecting the initial investment and assuming the reinvestment of all distributions for the one and five year periods and for the period of commencement of operations ending August 31, 2002 were as follows:



                                   ONE YEAR        FIVE YEARS     SINCE INCEPTION  DATE OF PORTFOLIO INCEPTION
                                ---------------  ---------------  ---------------  ---------------------------
International Equity Portfolio           -7.41%            0.48%            2.88%                 3/01/95
Capital Growth Portfolio                -21.72%           -0.48%            7.91%                 3/01/95
Growth and Income Portfolio             -15.77%           -2.48%            6.42%                 3/01/95
Asset Allocation Portfolio               -8.90%           -1.14%            4.76%                 3/01/95
U.S. Government Income
  Portfolio                               8.92%            7.35%            7.25%                 3/01/95


                                YIELD QUOTATIONS


    As required by regulations of the SEC, the annualized yield for the Portfolios, except for the Money Market Portfolio is computed by dividing each Portfolio's net investment income per share earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share.



    Yields are calculated according to the following formula:



    YIELD = 2 [(a - b + 1)TO THE POWER OF 6 - 1]
                 -----
                  cd



    Where:



    a  =  dividends and interest earned during the period.



    b  =  expenses accrued for the period (net of reimbursements).



    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.



    d  =  the maximum offering price per share on the last day of the period.



    Any current "yield" of the Money Market Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation for a class of shares of the Money Market Portfolio so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.


    Because of the charges and deduction imposed by the plans and separate accounts, the total rate of return and yield realized by plan participants or owners in the subdivisions of the accounts will be lower than the total rate of return and yield for the corresponding Portfolio.


    The thirty-day yield for the U.S. Government Income Portfolio for the period ended August 31, 2002 is 2.69%.



    The 7-day yield and 7-day effective yield for the Money Market Portfolio for the period ended August 31, 2002 was 1.20% and 1.21%, respectively.



    A Portfolio's performance will vary from time to time depending upon market conditions, the composition of its corresponding Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Portfolio's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Portfolio with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.



    The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of certain Portfolios. Returns on these Portfolios would have been lower if there were no such waivers. With respect to certain Portfolios, JPMorgan Chase Bank and/or other service providers waive certain fees and/or reimburse expenses. The Prospectus discloses the extent of any agreements to waive fees and/or reimburse expenses.



    Comparative performance information may be used from time to time in advertising the Portfolios' shares, including appropriate market indices including data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.



    From time to time, the Portfolios may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to sharehold-ers: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated Portfolio holdings for one or more of the Portfolios; (5) descriptions of investment strategies for one or more of the Portfolios; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Portfolios;
(7) comparisons of investment products (including the Portfolios) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Portfolio rankings or ratings by recognized rating organizations; and
(9) discussions of various statistical methods quantifying the Portfolio's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Portfolios may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Portfolios.


                                NET ASSET VALUE

    Each Portfolio computes its net asset value once daily on Monday through Friday at the time stated in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Portfolio's business days.


    The net asset value of each Portfolio is equal to the value of such Portfolio's pro rata portion of the Portfolio's total investments less the Portfolio's liabilities. The following is a discussion of the procedures used by each Portfolio in valuing its assets.

    The value of investments listed on a domestic or foreign securities exchange is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked price is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Adviser, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.


    Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.

    Fixed income securities with a maturity of 60 days or more, are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

    Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently
4:15 p.m., New York time. Options and future traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Portfolio's net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third-party broker.

    Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees.

    Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

                                  TAX MATTERS

    The following is only a summary of certain additional material tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

    The holders of the variable insurance or annuity contracts should not be subject to tax with respect to distributions made on Portfolio shares, assuming that the variable insurance and annuity contracts qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as life insurance or annuities, respectively, and that the separate accounts of Participating Insurance Companies are treated as the owners of the Portfolio shares. See "Qualification of Segregated Asset Accounts." The summary describes tax consequences to the owner of the Portfolio shares (i.e. the plans or separate accounts), and the Portfolio itself. It does not describe the tax consequences to a holder of a life insurance contract or annuity contract as a result of the ownership of such policies or contracts. Contract or policy holders must consult the prospectuses of their respective contracts or policies ("Separate Account Prospectuses") for information concerning the federal income tax consequences of owning such contracts or policies.


    The Trust intends that each Portfolio comply with Section 817(h) of the Code and the regulations thereunder. Pursuant to that Section, the only shareholders of the Trust and its Portfolios will be separate accounts funding variable annuities and variable life insurance policies established by one or more insurance companies and, pursuant to Treasury
Regulation Section1.817-5(f)(3)(iii), qualified pension and retirement plans.



    The Internal Revenue Service provides a list of arrangements that qualify as a "qualified pension or retirement plan" for the purposes of such Regulation Section1.817-5(f)(3)(iii). It provides in pertinent part, that the term "qualified pension or retirement plan", for purposes of such Regulation, includes the following arrangements (all section references are to the Code):



    1. A plan described in Section 401(a) that includes a trust exempt from tax under Section 501(a);



    2.  An annuity plan described in Section 403(a);



    3. An annuity contract described in Section 403(b), including a custodial account described in Section 403(b)(7);



    4.  An individual retirement account described in Section 408(a);



    5.  An individual retirement annuity described in Section 408(b);



    6. A governmental plan within the meaning of Section 414(d) or an eligible deferred compensation plan within the meaning of Section 457(b);



    7. A simplified employee pension of an employer that satisfies the requirements of Section 408(k);



    8.  A plan described in Section 501(c)(18); and



    9. Any other trust, plan, account, contract or annuity that the Internal Revenue Service has determined in a letter ruling to be within the scope of such Regulation.


                QUALIFICATION AS A REGULATED INVESTMENT COMPANY

    Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Code and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes to shareholders. Additionally, each Portfolio intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.


    In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.



    In addition to satisfying the requirements described above, a Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of its taxable year, (1) at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which it does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.


    Each Portfolio other than the Money Market Portfolio may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Portfolio and defer recognition of certain of the Portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement. Each Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.


    Investment income that may be received by certain of the Portfolios from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Portfolio to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Portfolio's assets to be invested in various countries is not known.


    If a Portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), such Portfolio may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), in lieu of the foregoing requirements, such Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to such Portfolio. Alternatively, a Portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, such Portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement.

    If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be treated by the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits.

    The Portfolios should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a regulated investment company whose only shareholders are (1) segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts or (2) certain qualified pension, profit-sharing or stock bonus plans that are tax-exempt.

                   QUALIFICATION OF SEGREGATED ASSET ACCOUNTS


    A variable life insurance or annuity contract will not be treated as a life insurance contract or annuity, respectively, under the Code, if the segregated asset account upon which such contracts are based is not "adequately diversified." A segregated asset account will be "adequately diversified" if it satisfies one of two alternative tests set forth in the Treasury Regulations as of the end of each calendar quarter (or within 30 days thereafter). First, the Treasury Regulations provide that a segregated asset account will be adequately diversified if no more than 55% of the value of its total assets are represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as adequately diversified if the diversification requirements under Subchapter M, as set forth above, are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. government securities, and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract can also be considered adequately diversified if, instead of satisfying either of the above-noted tests, the segregated asset account, excluding Treasury securities, satisfies the general diversification percentages noted above increased by the product of (a) .5 and (b) the percentage of value of the total assets of the segregated asset account represented by the Treasury securities. The effect of this special test is that a segregated asset account is treated as adequately diversified to the extent it holds securities issued by the U.S. Treasury.


    For purposes of these diversification tests, a segregated asset account invested in shares of a regulated investment company will be entitled to "look-through" the shares of the regulated investment company to its pro rata portion of the assets of the regulated investment company based on its stock ownership in the company, provided that the shares of the regulated investment company are generally held only by insurance companies, certain fund managers, and trustees of qualified pension or retirement plans (a "Closed Fund").

    If the segregated asset account upon which a variable contract is based is not treated as "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance policy or annuity contract under the Code for all subsequent periods and (b) the holders of such policy or contract must include as ordinary income the "income on the contract" for each taxable year. The "income on the contract" is generally the excess of (a) the sum of the increase in net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year over (b) the premiums paid under the contract during the taxable year. In addition, it is also possible that if the Portfolio does not satisfy the requirements of a Closed Fund set forth above, the holders of the contracts and annuities, which invest in the Portfolio through the segregated asset account, will be treated as the owners of such shares and taxable with respect to distributions paid by the Portfolio, as described herein.

                            PORTFOLIO DISTRIBUTIONS

    Each Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions are generally offset by deductible life insurance reserves and should therefore not be taxable to the Accounts. Contract or policy holders should consult the prospectuses of their respective contracts or policies concerning the tax treatment of the Accounts.

                            MANAGEMENT OF THE TRUST

                                    TRUSTEES


    The names of the Trustees of the Portfolios, together with information regarding their date of birth ("DOB"), positions with the Portfolios, principal occupations and other board memberships and affiliations, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.



                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
NAME (DOB);                                                             COMPLEX(1)
POSITIONS WITH                         PRINCIPAL OCCUPATIONS            OVERSEEN BY             OTHER DIRECTORSHIPS HELD
THE PORTFOLIOS (SINCE)                  DURING PAST 5 YEARS               TRUSTEE                 OUTSIDE FUND COMPLEX
----------------------          -----------------------------------    -------------    ----------------------------------------
WILLIAM J. ARMSTRONG            Retired; Vice-President &                  75           None
(12/04/1941); Trustee (1987)    Treasurer of Ingersoll-Rand Company

ROLAND R. EPPLEY, JR.           Retired                                    75           Trustee of Janel Hydraulics, Inc.
(04/01/1932); Trustee (1989)                                                            (1993-Present)

ANN MAYNARD GRAY (08/22/1945);  Vice-President of Capital Cities/          75           Director of Duke Energy Corporation
Trustee (2001)                  ABC, Inc. (1986-1998); President of                     (1997-Present) Director of Elan
                                Diversified Publishing Group                            Corporation, Plc (2001-Present);
                                (1991-1997)                                             Director of The Phoenix Companies (2002)

MATTHEW HEALEY (08/23/1937);    Retired; Chief Executive Officer of        75           None
Trustee and President (2001)    certain J.P. Morgan Fund trusts
                                (1982-2001)

FERGUS REID, III (08/12/1932);  Chairman & Chief Executive Officer         75           Trustee of 16 Morgan Stanley Funds
Trustee and Chairman (1987)     of Lumelite Corporation                                 (1995-Present)

JAMES J. SCHONBACHLER           Retired; Managing Director of              75           Director of Jonathans Landing Golf
(01/26/1943); Trustee (2001)    Bankers Trust Company (financial                        Club, Inc. (2001-Present)
                                services) (1968-1998); Group Head
                                and Director of Bankers Trust,
                                A.G., Zurich and BT Brokerage Corp.
                                (financial services)

ROBERT J. HIGGINS               Retired; Fleet Boston Financial            75           Providian Financial Corp. - Director
(10/09/1945); Trustee (2002)    President - Consumer Banking and                        (2002-Present); Lincoln Center for
                                Investment Services (1971-2002)                         Performing Arts Trustee (March
                                                                                        1999-Present); Rhode Island School of
                                                                                        Design - Trustee (November 2001 -
                                                                                        Present)

INTERESTED TRUSTEES

LEONARD M. SPALDING, JR.        Retired; Chief Executive Officer of        75           Director of Greenview Trust Co.
(07/20/1935); Trustee (1998)    Chase Mutual Funds (1989-1998);
                                President & Chief Executive Officer
                                of Vista Capital Management
                                (investment management); Chief
                                Investment Executive of Chase
                                Manhattan Private Bank (investment
                                management)



 (1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 10 investment companies.



  * Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. stock.

   The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley and Reid and Ms. Gray. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met three times during the fiscal year ended August 31, 2002. The members of the Valuation Committee are Messrs. Healey (Chairman), Spalding, Schonbachler and Armstrong. The function of the Valuation Committee is to oversee the fair value of the securities owned by the Portfolios as necessary. The Valuation Committee met once during the fiscal year ended August 31, 2002. The members of the Investment Committee are Messrs. Spalding (Chairman) and Healey and Ms. Gray. The function of the Investment Committee is to oversee the Adviser's investment program. The Investment Committee met once during the fiscal year ended August 31, 2002. The members of the Governance Committee as of April 17, 2002, are Messrs. Reid (Chairman), Schonbachler, Eppley and Armstrong. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues. The Governance Committee will consider nominees recommended by Shareholders, but has no procedures in place currently for doing such. The Governance Committee met once during the fiscal year ended August 31, 2002.



    The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2001 in the Portfolios and each Trustee's aggregate ownership in any Portfolios that the Trustee oversees in the Family of Investment Companies(1):



                                                                                             AGGREGATE OWNERSHIP OF
                                                                                                 ALL REGISTERED
                                                                                              INVESTMENT COMPANIES
                                                                                             OVERSEEN BY TRUSTEE IN
                                                      OWNERSHIP OF THE                        FAMILY OF INVESTMENT
NAME OF TRUSTEE                                          PORFOLIOS                                 COMPANIES
---------------                           ----------------------------------------  ----------------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong                                        None                                 Over $100,000
Roland E. Eppley, Jr.                                       None                                 Over $100,000
Ann Maynard Gray                                            None                                $10,001-$50,000
Matthew Healey                                              None                                 Over $100,000
Fergus Reid, III                                            None                                 Over $100,000
James J. Schonbachler                                       None                                $50,001-$100,000
Robert J. Higgins                                           None                                      None
INTERESTED TRUSTEES
Leonard M. Spalding, Jr.                                    None                                 Over $100,000



 (1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Trustees serve includes 10 investment companies.



   As of December 31, 2001, none of the independent Trustees or their immediate family members owned securities of the Adviser or the Distributor or any of their affiliates (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.



    Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the Portfolios and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. For his services as President of the Board of Trustees of the JPMorgan Fund Complex, Mr. Healey is paid an additional $40,000. The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.

    Trustee aggregate compensation expenses paid by the Portfolios and the JPMorgan Fund Complex for the calendar year ended December 31, 2001 are set forth below:



             AGGREGATE TRUSTEE COMPENSATION PAID BY THE PORTFOLIOS



                           INTERNATIONAL   CAPITAL     GROWTH      ASSET     U.S. GOVERNMENT    MONEY
                              EQUITY       GROWTH    AND INCOME  ALLOCATION      INCOME        MARKET
                             PORTFOLIO    PORTFOLIO  PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO
                           -------------  ---------  ----------  ----------  ---------------  ---------
INDEPENDENT TRUSTEES
William J. Armstrong            $ 8          $15       $1,322       $10            $ 8           $ 5
Roland R. Eppley, Jr.             8           15        1,339        10              8             5
Ann Maynard Gray                  2            4          425         3              3             2
Matthew Healey                    3            6          567         4              4             2
Fergus Reid, III                 19           34        3,058        24             19            12
James J. Schonbachler             2            4          425         3              3             2
Robert J. Higgins                 0            0            0         0              0             0
INTERESTED TRUSTEE
Leonard M. Spalding, Jr.          0            1           64         1              1             0



                                          PENSION OR RETIREMENT BENEFITS  TOTAL COMPENSATION PAID
                                           ACCRUED BY THE FUND COMPLEX*      FROM FUND COMPLEX
                                          ------------------------------  -----------------------
INDEPENDENT TRUSTESS
William J. Armstrong, Trustee                         $30,616                    $106,500
Roland R. Eppley, Jr., Trustee                         44,137                     107,500
Ann Maynard Gray, Trustee                                 N/A                     100,000
Matthew Healey, Trustee and President of
  the Board of Trustees (1)                               N/A                     116,665
Fergus Reid, III, Trustee and Chairman
  of the Board of Trustees                             85,527                     240,415
James J. Schonbachler, Trustee                            N/A                     100,000
Robert J. Higgins, Trustee                                  0                           0
INTERESTED TRUSTEES
Leonard M. Spalding, Jr., Trustee                      27,891                     102,000



  * On February 22, 2001, the Board of Trustees voted to terminate the Retirement Plan for Eligible Trustees.



 (1) Pierpont Group, Inc., which provided services to the former J.P. Morgan Family of Funds, paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $115,000, contributed $17,250 to a defined contribution plan on his behalf and paid $11,000 in insurance premiums for his benefit.



   The Trustees of the former Chase Vista Funds instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the board of trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by JPMorgan Chase Bank or one of its predecessors. Messrs. Armstrong, Eppley, Reid and Spalding received $1,027,673, $800,600, $2,249,437 and $463,798, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.

    The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may enter into agreements with such Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid and Spalding are the only Trustees who have elected to defer compensation under such plan.



    The Declaration of Trust provides that the Trust will indemnify their Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or their shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.



                                    OFFICERS



    The Porfolios' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Portfolios. The officers hold office until a successor has been elected and duly qualified. The Portfolios have no employees.



    The names of the officers of the Portfolios, together with their DOB, information regarding their positions held with the Portfolios, principal occupations and other memberships and affiliations are shown below. The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.



NAME (DOB);
POSITIONS HELD WITH                                               PRINCIPAL OCCUPATIONS
THE PORTFOLIOS (SINCE)                                             DURING PAST 5 YEARS
----------------------                              --------------------------------------------------
GEORGE GATCH (12/21/1962); President (2001)         Managing Director, J.P. Morgan Investment
                                                    Management Inc. and J.P. Morgan Fleming Asset
                                                    Management (USA) Inc.; Head of J.P. Morgan
                                                    Fleming's U.S. Mutual Funds and Financial
                                                    Intermediaries Business ('FFI'); he has held
                                                    numerous positions throughout the firm in business
                                                    management, marketing and sales.

DAVID WEZDENKO (10/02/1963); Treasurer (2001)       Managing Director, J.P. Morgan Investment
                                                    Management Inc. and J.P. Morgan Fleming Asset
                                                    Management (USA) Inc.; Chief Operating Officer for
                                                    FFI; since joining J.P. Morgan Chase in 1996, he
                                                    has held numerous financial and operation related
                                                    positions supporting the J.P. Morgan pooling funds
                                                    business.

SHARON WEINBERG (06/15/1959); Secretary (2001)      Managing Director, J.P. Morgan Investment
                                                    Management Inc. and J.P. Morgan Fleming Asset
                                                    Management (USA) Inc.; Head of Business and
                                                    Product Strategy for FFI; since joining J.P.Morgan
                                                    Chase in 1996, she has held numerous positions
                                                    throughout the asset management business in mutual
                                                    funds marketing, legal and product development.

MICHAEL MORAN (07/14/1969); Vice President and      Vice President, J.P. Morgan Investment Management
Assistant Treasurer (2001)                          Inc. and J.P. Morgan Fleming Asset Management
                                                    (USA) Inc.; Chief Financial Officer of FFI.

NAME (DOB);
POSITIONS HELD WITH                                               PRINCIPAL OCCUPATIONS
THE PORTFOLIOS (SINCE)                                             DURING PAST 5 YEARS
----------------------                              --------------------------------------------------
STEPHEN UNGERMAN (06/02/1953); Vice President And   Vice President, J.P. Morgan Investment Management
Assistant Treasurer (2001)                          Inc. and J.P. Morgan Fleming Asset Management
                                                    (USA) Inc.; Head of the Fund Service Group within
                                                    Fund Administration; prior to joining J.P. Morgan
                                                    Chase in 2000, he held a number of senior
                                                    management positions in Prudential Insurance Co.
                                                    of America's asset management business, including
                                                    Assistant General Counsel, Tax Director and Co-
                                                    head of Fund Administration Department;
                                                    Mr. Ungerman was also the Assistant Treasurer of
                                                    all mutual funds managed by Prudential.

JUDY R. BARTLETT (05/29/1965); Vice President And   Vice President and Assistant General Counsel, J.P.
Assistant Secretary (2001)                          Morgan Investment Management Inc. and J.P. Morgan
                                                    Fleming Asset Management (USA) Inc., since
                                                    September 2000; from August 1998 through August
                                                    2000, she was an attorney at New York Life
                                                    Insurance Company where she served as Assistant
                                                    Secretary for the Mainstay Funds; from October
                                                    1995 through July 1998, Ms. Bartlett was an
                                                    associate at the law firm of Willkie Farr &
                                                    Gallagher.

JOSEPH J. BERTINI (11/04/1965); Vice President and  Vice President and Assistant General Counsel, J.P.
Assistant Secretary (2001)                          Morgan Investment Management Inc. and J.P. Morgan
                                                    Fleming Asset Management (USA) Inc.; prior to
                                                    October of 1997, he was an attorney in the Mutual
                                                    Fund Group at SunAmerica Asset Management Inc.

THOMAS J. SMITH (06/24/1955); Vice President and    Vice President, Head of Compliance for J.P. Morgan
Assistant Secretary (2002)                          Chase & Co.'s asset management business in the
                                                    Americas. An employee since 1996, he previously
                                                    worked in the Investment Management - Risk
                                                    Management/Compliance group for the Chase
                                                    Manhattan Corporation.

PAUL M. DERUSSO (12/03/1954); Assistant Treasurer   Vice President, J.P. Morgan Investment Management
(2001)                                              Inc. and J.P. Morgan Fleming Asset Management
                                                    (USA) Inc.; Manager of the Budgeting and Expense
                                                    Group of Funds Administration Group.

LAI MING FUNG (09/08/1974); Assistant Treasurer     Associate, J.P. Morgan Investment Management Inc.
(2001)                                              and J.P. Morgan Fleming Asset Management (USA)
                                                    Inc.; Budgeting Analyst for the Budgeting and
                                                    Expense Group of Funds Administration Group.

MARY SQUIRES (01/08/1955); Assistant Treasurer      Vice President, J.P. Morgan Investment Management
(2001)                                              Inc. and J.P. Morgan Fleming Asset Management
                                                    (USA) Inc.; Ms. Squires has held numerous
                                                    financial and operations positions supporting the
                                                    J.P. Morgan Chase organization complex.

NIMISH S. BHATT (06/06/1963); Assistant Treasurer   Senior Vice President of Fund Administration and
(2001)*                                             Financial Services of BISYS Investment
                                                    Services, Inc. since November 2000; various
                                                    positions held within BISYS since 1996, including
                                                    Vice President and Director of International
                                                    Operation, Vice President of Financial
                                                    Administration and Vice President of Tax.

ARTHUR A. JENSEN (09/28/1966); Assistant Treasurer  Vice President of Financial Services of BISYS
(2001)*                                             Investment Services, Inc., since June 2001;
                                                    formerly Section Manager at Northern Trust Company
                                                    and Accounting Supervisor at Allstate Insurance
                                                    Company.

MARTIN R. DEAN (11/27/1963); Assistant Treasurer    Vice President of Administration Services of BISYS
(2001)*                                             Investment Services, Inc.

ALAINA METZ (04/07/1967); Assistant Secretary       Chief Administrative Officer of BISYS Fund
(2001)*                                             Services, Inc.; formerly, Supervisor of the Blue
                                                    Sky Department of Alliance Capital Management L.P.

LISA HURLEY (05/29/1955); Assistant Secretary       Executive Vice President and General Counsel of
(2001)**                                            BISYS Fund Services, Inc.; formerly Counsel to
                                                    Moore Capital Management and General Counsel to
                                                    Global Asset Management and Northstar Investments
                                                    Management.



  * The contact address for the officer is 3435 Stelzer Road, Columbus, OH
    43219.


 ** The contact address for the officer is 90 Park Avenue, New York, NY 10016.



As of November 30, 2002, the officers, Trustees as a group owned less than 1% of the shares of each Portfolio.



                                CODES OF ETHICS



    The Portfolios, the Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Portfolios. Such purchases, however, are subject to procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.


                            ADVISER AND SUB-ADVISER


    JPMFAM (USA) acts as investment adviser to the Portfolios pursuant to an Investment Advisory Agreement, dated as of February 28, 2001 (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, JPMFAM (USA) is responsible for investment decisions for the Portfolios. Pursuant to the terms of the Advisory Agreement, JPMFAM (USA) provides the Portfolios with such investment advice and supervision as it deems necessary for the proper supervision of the Portfolios' investments. The Adviser continuously supervises the investment and reinvestment of cash, securities and other property composing assets of each Portfolio. The Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Portfolios. The Advisory Agreement for the Portfolios will continue in effect for two years from the date of the agreement and then will continue in effect from year to year only if such continuance is specifically approved at least annually (i) by the Board of Trustees or by vote of a majority of a Portfolio's outstanding voting securities and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.


    Under the Advisory Agreement, JPMFAM (USA) may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Portfolios with greater opportunities and flexibility in accessing investment expertise.


    Under the Advisory Agreement, JPMFAM (USA) is permitted to render services to others. In addition, the Advisory Agreement provides that JPMFAM (USA) may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Portfolio and are under the common control of JPMFAM (USA) as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of JPMFAM (USA).



    With respect to the International Equity Portfolio, JPMFAM (USA) has entered into an investment sub-advisory agreement with JPMFAM (London). Under the sub-advisory agreement, JPMFAM (London) makes all investment decisions for the Portfolio and helps maintain the records relating to purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Portfolio under applicable laws and are under the common control of JPMFAM (USA); provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. This arrangement will not result in the payment of additional fees by the Portfolio.



    JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co., a registered bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.



    JPMFAM (London) is a wholly owned subsidiary of J.P. Morgan Chase & Co. JPMFAM (London) is registered with the SEC and is regulated by the Investment Management Regulatory Organization (IMRO) as an investment adviser. JPMFAM (London) is located at 20 Finsbury Street, London, England ELZ9YAQ.



    Pursuant to the terms of the Advisory Agreement and the Sub-Adviser's agreement with the Adviser, the Adviser and Sub-Adviser are permitted to render services to others. Each advisory agreement is terminable without penalty by the Trust on behalf of the Portfolios on not more than 60 days' written notice when authorized either by a majority vote of a Portfolio's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser or Sub-Adviser on not more than 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The advisory agreements provide that the Adviser or Sub-Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.



    In the event the operating expenses of the Portfolios, including all advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Portfolios imposed by the securities laws or regulations thereunder of any state in which the shares of the Portfolios are qualified for sale, as such limitations may be raised or lowered from time to time, the Adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Portfolios during such fiscal year; and if such amounts should exceed the monthly fee, the Adviser shall pay to a Portfolio its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.



    In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Portfolio an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of such Portfolio's average daily net assets specified in the Prospectus. However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. For its services under the sub-advisory agreement, JPMFAM (London) will be entitled to receive, with respect to the International Equity Portfolio, such compensation, payable by the Adviser out of its advisory fee, as is described in the Prospectus.



    Prior to February 28, 2001, The Chase Manhattan Bank ("Chase") acted as investment adviser for each Portfolio.



    For the fiscal years ended August 31, 2000, 2001 and 2002, JPMFAM (USA) or Chase, as applicable, earned the following advisory fees with respect to the following Portfolios, and voluntarily waived the amounts set forth below with respect to each such period:



                                         FISCAL YEAR-ENDED AUGUST 31,
                           --------------------------------------------------------
                                  2000               2001               2002
                           ------------------  -----------------  -----------------
PORTFOLIO                   EARNED    WAIVED   EARNED    WAIVED   EARNED    WAIVED
---------                  --------  --------  -------  --------  -------  --------
International Equity
  Portfolio                $ 66,950  $(66,950) $52,287  $(52,287) $40,990  $(40,990)
Capital Growth Portfolio     74,061   (74,061)  69,943   (69,943)  46,139   (46,139)
Growth and Income
  Portfolio                 101,837   (79,079)  82,895   (74,452)  57,030   (57,030)
Asset Allocation
  Portfolio                  50,176   (50,176)  43,542   (43,542)  38,301   (38,301)
U.S. Government Income
  Portfolio                  29,248   (29,248)  29,893   (29,893)  30,306   (30,306)
Money Market Portfolio       10,038   (10,038)   9,922    (9,922)   9,532    (9,532)



    For the fiscal years ended August 31, 2000, 2001 and 2002, with respect to the International Equity Portfolio, the following table sets forth the sub-advisory fees paid to JPMFAM (London) by JPMFAM (USA):



                                      FISCAL YEAR-ENDED AUGUST 31,
                                     -------------------------------
PORTFOLIO                              2000       2001       2002
---------                            ---------  ---------  ---------
International Equity Portfolio        $41,329    $33,707    $26,104



                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS



    The Trust's Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the advisory or sub-advisory agreements, as applicable, or their affiliates, has approved the advisory and sub-advisory agreements, as applicable for the Trust.



    As part of its review of the investment advisory and sub-advisory arrangements for the Trust, the Board of Trustees has requested that the Adviser and Sub-Adviser, as applicable, prepare on a regular basis information regarding the performance of the Portfolios, their performance against the Portfolios' peers and benchmarks and analyses by the Adviser of the Portfolios' performance. The members of the

Adviser's and Sub-Adviser's investment staff, as applicable, meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Portfolios. The Adviser also periodically provides comparative information regarding the Portfolios' expense ratios and those of the peer groups. In addition, in preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of its legal counsel, materials from the Adviser and Sub-Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Portfolios.



    In approving the advisory and sub-advisory agreements, as applicable, the Board of Trustees of the Trust considered the nature, quality and scope of the operations and services provided by the Adviser and the Sub-Adviser, as applicable, to each Portfolio, including their knowledge of the Adviser's and Sub-Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and Sub-Adviser, as applicable, and their affiliates. The Board of Trustees also considered comparative fee information concerning other investment companies with similar investment objectives and policies. The Trust's Board of Trustees compared the terms of each Portfolio's advisory and sub-advisory arrangements and similar arrangements by other investment companies, particularly with regard to levels of advisory fees relative to its peer group. The Board of Trustees also examined the benefits to the Adviser and its affiliates of their relationship with each Portfolio. Specifically, the Board of Trustees analyzed the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as sub-adviser (as applicable), custodian, administrator and shareholder servicing agent for each Portfolio, and (except with respect to acting as sub-adviser) receive fees from each Portfolio for acting in such capacities. The Board of Trustees also considered the fact that the Adviser and Sub-Adviser receive certain brokerage and research services from broker-dealers that execute portfolio transactions for the Portfolios, as more fully described under "Portfolio Transactions." The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with the Portfolios. Profitability information is not audited and represents the Adviser's determination of its and its affiliates revenues from the contractual services provided to the Portfolios, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board of Trustees compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for each Portfolio relative to its peer group. The Board of Trustees also considered the performance of the Portfolios and the intention of the Adviser and Sub-Adviser, as applicable, with regard to management of the Portfolios, including the commitment of the Adviser and Sub-Adviser, as applicable, to provide high quality services to the Portfolios, whether there were any conditions likely to affect the ability of the Adviser and Sub-Adviser, as applicable, to provide such services, and their ability to retain and attract qualified personnel to manage each Portfolio.



    In reaching their decision to approve the investment advisory and sub-advisory contracts, as applicable, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of each Portfolio concluded that the current advisory and sub-advisory agreements, as applicable, enabled the Portfolio to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreements was in the best interest of each Portfolio and its shareholders.



                       ADMINISTRATOR & SUB-ADMINISTRATOR



    Pursuant to an Administration Agreement (the "Administration Agreement") between the Trust and JPMorgan Chase Bank, JPMorgan Chase Bank provides certain administrative services to the Portfolios, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Portfolios' independent contractors and agents; preparation for signature by an officer of the Trust all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Portfolios and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. JPMorgan Chase Bank in its capacity as administrator does not have any responsibility or authority for the investment management of the Portfolios, the determination of investment policy, or for any matter pertaining to the distribution of Portfolio shares.

    JPMorgan Chase Bank was formed on November 10, 2001 from the merger of Morgan Guaranty Trust Company of New York and The Chase Manhattan Bank.



    Under the Administration Agreement, JPMorgan Chase Bank is permitted to render administrative services to others. The Administration Agreement will continue in effect for two years and from year to year thereafter with respect to each Portfolio only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust,including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act), or by vote of a majority of such Portfolio's outstanding voting securities. The Administration Agreement is terminable without penalty by the Trust on behalf of each Portfolio on 60 days' written notice when authorized either by a majority vote of such Portfolio's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, or by JPMorgan Chase Bank on 60 days' written notice, and will automatically terminate in the event of their "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither JPMorgan Chase Bank nor its directors, officers or employees shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Portfolios, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.



    In consideration of the services provided by JPMorgan Chase Bank pursuant to the Administration Agreement, JPMorgan Chase Bank receives from each Portfolio a fee computed daily and paid monthly at an annual rate equal to 0.15% of each of the Portfolio's average daily net assets, on an annualized basis for the Portfolio's then-current fiscal year. JPMorgan Chase Bank may voluntarily waive a portion of the fees payable to it with respect to each Portfolio on a month-to-month basis. JPMorgan Chase Bank may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Portfolios' sub-administrator. BISYS is an indirect subsidiary of The BISYS Group, Inc. and is unaffiliated with J.P. Morgan Chase & Co.



    Under prior arrangements that terminated on September 9, 2001 and under the contract effective September 10, 2001, JPMorgan Chase Bank (or a predecessor) was paid or accrued the following administration fees for the fiscal years indicated:



                                                       FISCAL YEAR ENDED
                           --------------------------------------------------------------------------
                                   8/31/00                  8/31/01                  8/31/02
                           -----------------------  -----------------------  ------------------------
PORTFOLIO                  PAID/ACCRUED   WAIVED    PAID/ACCRUED   WAIVED    PAID/ACCRUED    WAIVED
---------                  ------------  ---------  ------------  ---------  ------------  ----------
International Equity
  Portfolio                   $4,188      $(4,188)     $3,265      $(3,265)    $ 7,686      $ (7,686)
Capital Growth Portfolio       6,173       (6,173)      5,828       (5,828)     11,535       (11,535)
Growth and Income
  Portfolio                    8,487           --       6,907       (1,591)     14,258       (14,258)
Asset Allocation
  Portfolio                    4,561       (4,561)      3,958       (3,958)     10,446       (10,446)
U.S. Government Income
  Portfolio                    2,925       (2,925)      2,989       (2,989)      9,092        (9,092)
Money Market Portfolio         2,008       (2,008)      1,984       (1,984)      4,430        (4,430)



    Prior to September 10, 2001, pursuant to a Distribution and Sub-administration Agreement with the Trust, on behalf of the Portfolios, a predecessor to the Distributor served as the Trust's sub-administrator. For its services under this agreement, the sub-administrator received 0.05% of the average daily net assets of each Portfolio. The following table sets out the fees paid and accrued to the sub-administrator for the fiscal years indicated:



                                   FISCAL YEARS-ENDED AUGUST 31,
                                ------------------------------------
                                      2000               2001
                                -----------------  -----------------
                                 PAID               PAID
PORTFOLIO                       ACCRUED   WAIVED   ACCRUED   WAIVED
---------                       -------  --------  -------  --------
International Equity Portfolio  $12,549  ($12,549) $ 9,807  ($ 9,807)
Capital Growth Portfolio         18,514   (15,949)  17,486   (17,486)
Growth and Income Portfolio      25,459        --   20,725    (5,881)
Asset Allocation Portfolio       13,685   (13,685)  11,876   (11,876)
U.S. Government Income
  Portfolio                       8,774    (8,774)   8,968    (8,968)
Money Market Portfolio            6,023    (6,023)   5,953    (5,953)


                     DISTRIBUTOR AND DISTRIBUTION AGREEMENT


    J.P. Morgan Fund Distributors, Inc., the Distributor, serves as the Trust's exclusive distributor, holds itself available to receive purchase orders for each of the Portfolio's shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Portfolio's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust, the Distributor receives no compensation in its capacity as the Trust's Distributor. The Distributor is a wholly owned indirect subsidiary of The BISYS Group, Inc.



    The Distribution Agreement shall continue in effect with respect to the Trust for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of a Portfolio's outstanding shares or (ii) by a vote of a majority of the Trustees of a Trust and a vote of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of a Trust, including a vote of a majority of the Trustees who are not "interested persons" of a Trust, or by a vote of the holders of a majority of each Portfolio's outstanding shares as defined under "Investment Restrictions," in any case without payment of any penalty on 60 days' written notice to the other party. The principal office of the Distributor is located at 522 Fifth Avenue, New York, NY 10036.



                                   CUSTODIAN



    Pursuant to the Global Custody Agreement with JPMorgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, NY 11245, dated September 7, 2001, JPMogan Chase Bank serves as the custodian for the Portfolios and fund accounting agent for the Portfolios, except for the International Equity Portfolio and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, MA 02117, serves as the fund accounting agent to the International Equity Portfolio. JPMorgan Chase Bank is an affiliate of the Adviser to the Portfolios.



    For fund accounting services, each Equity Portfolio, except the International Equity Portfolio, pays to JPMorgan Chase Bank the higher of a) each Equity Portfolio's pro rata share of an annual complex-wide charge on the average daily net assets of all U.S. equity funds of 0.012% of the first $10 billion, 0.005% on the next $10 billion, 0.004% on the next $10 billion and 0.0025% for such assets over $30 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per U.S. equity fund is $20,000.



    For fund accounting services, each Income Portfolio, except the Money Market Portfolio, pays to JPMorgan Chase Bank the higher of a) each Income Portfolio's pro rata share of an annual complex-wide charge on the average daily net assets of all U.S. income funds of 0.01% of the first $10 billion, 0.0075% on the next $10 billion, 0.005% on the next $10 billion and 0.0025% for such assets over $30 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per U.S. income fund is $25,000.



    For fund accounting services, the Money Market Portfolio pays to JPMorgan Chase Bank the higher of a) fees equal to its pro rata share of an annual complex-wide charge on average daily net assets of money market funds of 0.011% of the first $5 billion, 0.008% on the next $5 billion, 0.004% on the next $90 billion and 0.0025% for such assets over $100 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per money market fund is $10,000.



    In addition, there is a $10,000 annual charge per share class and a $6,000 annual charge per manager for multi-managed accounts.



    For custodian services, each Portfolio pays to JPMorgan Chase Bank fees of between 0.001% and 0.6% of assets under management (depending on the foreign domicile in which the asset is held), calculated monthly in arrears, for safekeeping and fees between $7.50 and $150 for securities trades (depending on the foreign domicile in which the trade is settled).



    JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.



                                 TRANSFER AGENT



    The Trust has entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.


                            INDEPENDENT ACCOUNTANTS


    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as independent accountants of the Portfolios.
PricewaterhouseCoopers LLP provides the Portfolios with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


                              GENERAL INFORMATION
              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


    Mutual Fund Variable Annuity Trust is an open-end, management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1994. The Trust currently consists of six Portfolios of shares of beneficial interest (par value $0.001 per share). The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. To the extent required by applicable law, shares of the Portfolios held by accounts will be voted at meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Portfolios. Shares for which no instructions have been received will be voted in the same proportion as shares for which instructions have been received. The Trust does not hold regular meetings of shareholders.


    The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's

Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each Portfolio affected by the amendment. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid-and non-assessable, except as set forth below. Any series or class may be terminated
(i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

    Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    The Board of Trustees has adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The code has been designated to address potential conflicts of interest that can arise in connection with the personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.

                               PRINCIPAL HOLDERS


    As of November 30, 2002, 100% of each of the Portfolios were beneficially owned by Variable Annuity Account Two, a separate account of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company.


                              FINANCIAL STATEMENTS


    The annual report to shareholders of the Trust, including the report of independent accountants, financial highlights and financial statements for the fiscal year-ended August 31, 2002 contained therein, are incorporated by reference.

                                   APPENDIX A

                       DESCRIPTION OF CERTAIN OBLIGATIONS
                    ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                         AGENCIES OR INSTRUMENTALITIES


    FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. government. These bonds are not guaranteed by the U.S. government.



    MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. government and are guaranteed by the U.S. government.



    FNMA BONDS--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. government.



    FHA DEBENTURES--are debentures issued by the Federal Housing Administration of the U.S. government and are guaranteed by the U.S. government.



    FHA INSURED NOTES--are bonds issued by the Farmers Home Administration of the U.S. government and are guaranteed by the U.S. government.



    GNMA CERTIFICATES--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary form their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested, although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. government obligations may be purchased at a discount from face value.



    FHLMC CERTIFICATES AND FNMA CERTIFICATES--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. government.



    GSA PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U.S. government and are guaranteed by the U.S. government.



    NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the

Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. government.



    PUBLIC HOUSING BONDS--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. government, the payment of which is secured by the U.S. government.



    PENN CENTRAL TRANSPORTATION CERTIFICATES--are certificates issued by Penn Central Transportation and guaranteed by the U.S. government.



    SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. government.



    WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. government.



    FHLMC BONDS--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. government.



    FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. government.



    STUDENT LOAN MARKETING ASSOCIATION ("SALLIE MAE") NOTES AND BONDS--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. government.



    D.C. ARMORY BOARD BONDS--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. government.



    EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. government.



    In the case of securities not backed by the "full faith and credit" of the U.S. government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitments.



    Investments may also be made in obligations of U.S. government agencies or instrumentalities other than those listed above.

                                   APPENDIX B

                            DESCRIPTION OF RATINGS*


    The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of various municipal obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while municipal obligations of the same maturity and coupon with different ratings may have the same yield.


          DESCRIPTION OF MOODY'S FOUR HIGHEST MUNICIPAL BOND RATINGS:

    Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   DESCRIPTION OF MOODY'S THREE HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation or commercial paper programs; such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Symbols used are as follows:

    MIG-1/VMIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG-2/VMIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

------------------------

* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

    MIG-3/VMIG-3--Notes bearing this designation are of favorable quality, where all security elements are accounted for but there is lacking the undeniable strength of the preceding grade, liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     DESCRIPTION OF STANDARD & POOR'S FOUR HIGHEST MUNICIPAL BOND RATINGS:

    AAA--Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

    A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT
                                 DEMAND BONDS:

    A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).
    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2--Satisfactory capacity to pay principal and interest.

    SP-3--Speculative capacity to pay principal and interest.

    Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/B-1+"). For the newer "demand notes," S&P's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

     DESCRIPTION OF STANDARD & POOR'S TWO HIGHEST COMMERCIAL PAPER RATINGS:

    A--Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    A-1--This rating indicates a fund has strong capacity to meet its financial commitments. Standard & Poor's rate it in the highest category. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

    A-2--This rating indicates a fund has satisfactory capacity to meet its financial commitments. However it is somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than obligors in the highest rating category.

          DESCRIPTION OF MOODY'S TWO HIGHEST COMMERCIAL PAPER RATINGS:

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime-1, Prime-2 and Prime-3.

    ISSUERS RATED PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

    ISSUERS RATED PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 DESCRIPTION OF FITCH'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT DEMAND BONDS

MUNICIPAL BOND RATINGS

    The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issuer, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's financial strength and credit quality.

    AAA--Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA--Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1.

    A--Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB--Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

SHORT-TERM RATINGS

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2--Good Credit Quality. Issues carrying this rating have satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

    F-3--Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near term adverse changes could cause these securities to be rated below investment grade.

                       Mutual Fund Variable Annuity Trust

                            Part C. Other Information

Item 23. Exhibits



EXHIBIT       EXHIBIT
NUMBER        DESCRIPTION
------        -----------
(a)           Declaration of Trust.  (1)
(b)(i)        By-laws.  (1)
(b)(ii)       Amendment to By-laws.  (6)
(c)           Inapplicable.
(d)(i)        Form of Investment Advisory Agreement.  (4)
(d)(ii)       Form of Sub-Advisory Agreement.  (4)
(d)(iii)      Form of Sub-Advisory Agreement.  (4)
(e)           Inapplicable.
(f)           Inapplicable.
(g)(i)        Form of Custodian Agreement.  (2)
(g)(ii)       Fee Schedule for Custodian Agreement.  (6)
(h)(i)        Form of Transfer Agency Agreement.  (3)
(h)(ii)       Form of Administration Agreement.  (5)
(h)(iii)      Form of Sub-Administration Agreement.  (2)
(i)           Opinion and Consent of Counsel as to Legality of Securities
              Being Registered. (2)
(j)           Consent of PricewaterhouseCoopers LLP.  (6)
(k)           Inapplicable.
(l)           Inapplicable.
(m)           Inapplicable.
(n)           Inapplicable
(o)           Reserved.
(p)(i)        Code of Ethics for Registrant.  (5)
(p)(ii)       Code of Ethics for Adviser.  (5)
(p)(iii)      Code of Ethics for J.P. Morgan Fund Distributors, Inc.  (5)
Other(i)      Powers of Attorney for: Fergus Reid, III, H. Richard
              Vartabedian, William J. Armstrong, George Gatch, Ann Maynard
              Gray, Matthew Healey, Roland R. Eppley, Jr., James J.
              Schonbachler, Leonard M. Spalding and David Wezdenko. (5)
Other(ii)     Power of Attorney for:  Robert J. Higgins.  (6)



(1) Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-81712) as filed with the Securities and Exchange Commission on July 18, 1994.

(2) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 22, 1994.

(3) Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 29, 1995.

(4) Filed as an exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 30, 1996.

(5) Filed as an exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 21, 2001.

(6)  Filed herewith.


ITEM 24.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 25.  Indemnification
         Reference is hereby made to Article V of the Registrant's Declaration of Trust.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

         Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  Business and Other Connections of Investment Adviser


The business of J.P. Morgan Fleming Asset Management (USA) Inc. is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J.P. Morgan Fleming Asset Management (USA) Inc. is currently listed in the investment adviser registration on Form ADV for J.P. Morgan Fleming Asset Management (USA) Inc. (File No. 801-50256).

ITEM 27.  Principal Underwriters


     (a) J.P. Morgan Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., is the underwriter for the Registrant.

       J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Fund Distributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc.

         J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:



Fleming Mutual Fund Group, Inc.
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Mutual Fund Group
Mutual Fund Investment Trust
Mutual Fund Select Group
Mutual Fund Select Trust
Mutual Fund Trust
Growth and Income Portfolio
JPMorgan Value Opportunities Fund, Inc.



     (b) The following are the Directors and officers of J.P. Morgan Fund Distributors, Inc. The principal business address of each of these persons, is listed below.



NAME AND PRINCIPAL          POSITION AND OFFICES           POSITION AND OFFICES
BUSINESS ADDRESS            WITH DISTRIBUTOR               WITH REGISTRANT
----------------            --------------------           --------------------

Lynn J. Mangum              Director                       None
90 Park Ave
New York, NY 10016

Charles Linn Booth          Vice President/Assistant       None
3435 Stelzer Road           Compliance Officer
Columbus, OH 43219

Dennis Sheehan              Director/Treasurer             None
90 Park Ave
New York, NY 10016

Kevin J. Dell               Secretary                      None
90 Park Ave.
New York, NY 10016

Edward S. Forman            Assistant Secretary            None
90 Park Ave.
New York, NY 10016

Olusegun T. Lawal           Financial Operations Officer   None
90 Park Ave.
New York, NY 10016

Richard F. Froio            Chief Compliance Officer       None
60 State Street
Boston, MA 02109

William J. Tomko            President                      None
3435 Stelzer Road
Columbus, OH 43219


(c) Not applicable


ITEM 28.  Location of Accounts and Records


All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained, in whole or in part, at the following locations:




         Name                                                                Address
         ----                                                                -------
JPMorgan Chase Bank                                                 3 Metrotech Center
                                                                    Brooklyn, NY 11245

J.P. Morgan Fleming Asset Management (USA), Inc.                    522 Fifth Avenue
                                                                    New York, NY 10036

J.P. Morgan Fleming Asset Management, (London) Limited              20 Finsbury Street
                                                                    London, England ELZ9YAQ

J.P. Morgan Fund Distributors, Inc.                                 522 Fifth Avenue
                                                                    New York, NY 10036

DST Systems, Inc.                                                   210 W. 10th Street
                                                                    Kansas City, MO 64105

JF International Management Inc.                                    Jardine House,
                                                                    47F 1 Connaught Place, HK


ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings


     Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 20th day of December, 2002.


                                               MUTUAL FUND VARIABLE
                                               ANNUITY TRUST
                                               By /s/ George Gatch
                                               -----------------------------
                                               George Gatch
                                               President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 20, 2002.



   /s/ Fergus Reid, III*               Chairman and Trustee
---------------------------------
   Fergus Reid, III

   /s/ William J. Armstrong*           Trustee
---------------------------------
   William J. Armstrong

   /s/ Roland R. Eppley, Jr.*          Trustee
---------------------------------
   Roland R. Eppley, Jr.

   /s/ Ann Maynard Gray*               Trustee
---------------------------------
   Ann Maynard Gray

   /s/ Matthew Healey*                 President of the Board of Trustees and Trustee
---------------------------------
   Matthew Healey

   /s/ Robert J. Higgins*              Trustee
---------------------------------
   Robert J. Higgins

   /s/ James J. Schonbachler*          Trustee
---------------------------------
   James J. Schonbachler

   /s/ Leonard M. Spalding*            Trustee
---------------------------------
   Leonard M. Spalding


By: /s/  David Wezdenko                Treasurer and Attorney-in-Fact
---------------------------------
     David Wezdenko

                                 EXHIBIT INDEX


EXHIBIT
NUMBER            EXHIBIT DESCRIPTION
-------           -------------------
(b)(ii)           Amendment to By-laws.
(g)(ii)           Fee Schedule for Custodian Agreement.
(j)               Consent of PricewaterhouseCoopers LLP
Other(ii)         Power of Attorney for Robert J. Higgins.